UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-08004

Aston Funds
(Exact name of registrant as specified in charter)

120 North LaSalle Street, 25th Floor
Chicago, IL 60602
(Address of principal executive offices) (Zip code)

Kenneth C. Anderson, President
Aston Funds
120 North LaSalle Street, 25th Floor
Chicago, IL 60602
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 268-1400

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Aston Funds
ASTON/Montag & Caldwell Growth Fund	July 31, 2013
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 97.45%
	Consumer Discretionary – 13.05%
1,672,230	Bed Bath & Beyond *	$127,875,428
3,235,442	Johnson Controls	130,097,123
2,416,600	NIKE, Class B	152,052,472
1,881,000	Starbucks	134,002,440
2,264,900	TJX	117,865,396
		661,892,859

	Consumer Staples – 25.97%
4,752,700	Coca-Cola	190,488,216
2,419,000	Colgate-Palmolive	144,825,530
784,100	Costco Wholesale	91,967,089
2,155,100	Estee Lauder, Class A	141,482,315
5,134,300	Mondelez International, Class A	160,549,561
1,791,800	PepsiCo	149,686,972
1,867,200	Philip Morris International	166,516,896
2,080,000	Procter & Gamble	167,024,000
2,610,000	Unilever (Netherlands)	104,426,100
		1,316,966,679

	Energy – 4.44%
1,393,000	Cameron International *	82,604,900
1,600,300	Occidental Petroleum	142,506,715
		225,111,615

	Financials – 7.25%
1,159,800	American Express	85,558,446
1,572,400	State Street	109,549,108
3,961,000	Wells Fargo	172,303,500
		367,411,054

	Healthcare – 19.41%
5,850,000	Abbott Laboratories	214,285,500
1,784,200	Allergan	162,576,304
1,962,700	AmerisourceBergen	114,366,529
777,403	Biogen Idec *	169,574,916
3,850,000	Sanofi, ADR (France)	198,198,000
1,775,000	Stryker	125,066,500
		984,067,749

	Industrials – 6.29%
6,476,900	General Electric	157,842,053
1,853,700	United Parcel Service, Class B	160,901,160
		318,743,213

	Information Technology – 17.10%
944,300	Accenture, Class A (Ireland)	69,698,783
2,562,100	eBay *	132,434,949
3,860,600	EMC	100,954,690
229,937	Google, Class A *	204,092,081
4,900,000	Juniper Networks *	106,183,000
1,653,900	Qualcomm	106,759,245
830,000	Visa, Class A	146,918,300
		867,041,048

	Materials – 3.94%
2,020,000	Monsanto	199,535,600
	Total Common Stocks (Cost $4,052,243,371)	4,940,769,817

INVESTMENT COMPANY – 2.59%
131,372,285	BlackRock Liquidity Funds TempCash Portfolio	131,372,285
	Total Investment Company (Cost $131,372,285)	131,372,285
Total Investments – 100.04% (Cost $4,183,615,656)**		5,072,142,102
Net Other Assets and Liabilities – (0.04)%		(2,074,409)
Net Assets – 100.00%		$5,070,067,693

*	Non-income producing security.
**	At July 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$902,577,422
Gross unrealized depreciation	(14,050,976)
Net unrealized appreciation	$888,526,446

ADR American Depositary Receipt

See accompanying Notes to Schedule of Investments.

1

Aston Funds
ASTON/TAMRO Diversified Equity Fund	July 31, 2013
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 99.36%
	Consumer Discretionary – 19.74%
5,065	Amazon.com *	$1,525,679
15,728	Bed Bath & Beyond *	1,202,720
41,163	Best Buy	1,238,595
18,101	CarMax *	887,673
19,692	Coach	1,046,236
14,980	GNC Holdings, Class A	790,644
12,655	Home Depot	1,000,125
22,398	Macy’s	1,082,719
17,860	Tempur-Pedic International *	708,149
37,053	Toll Brothers *	1,217,932
		10,700,472

	Consumer Staples – 10.06%
13,447	Kraft Foods Group	760,831
10,752	McCormick & Co (Non-Voting Shares)	769,951
21,643	Mondelez International, Class A	676,777
37,072	Safeway	956,087
19,993	United Natural Foods *	1,171,590
22,214	Walgreen	1,116,253
		5,451,489

	Energy – 8.74%
9,419	Exxon Mobil	883,031
20,348	Kinder Morgan	768,340
6,131	Occidental Petroleum	545,966
9,237	Phillips 66	568,075
15,106	Range Resources	1,194,885
35,867	Ultra Petroleum (Canada) *	776,520
		4,736,817

	Financials – 20.04%
14,686	American Express	1,083,386
28,044	American International Group *	1,276,282
11,196	American Tower, REIT	792,565
16,794	Bank of the Ozarks	802,417
9,301	Berkshire Hathaway, Class B *	1,077,707
15,770	Citigroup	822,248
32,418	FirstMerit	726,812
17,328	Franklin Resources	846,993
21,148	JPMorgan Chase	1,178,578
3,822	Portfolio Recovery Associates *	570,663
22,003	Raymond James Financial	969,672
42,189	Redwood Trust, REIT	714,682
		10,862,005

	Healthcare – 12.72%
11,232	Allergan	1,023,460
6,435	Athenahealth *	720,398
16,617	Catamaran (Canada) *	877,378
8,086	DaVita *	941,291
15,812	Edwards Lifesciences *	1,128,661
17,238	Express Scripts *	1,129,951
11,467	Johnson & Johnson	1,072,165
		6,893,304

	Industrials – 13.91%
13,014	ADT *	521,601
8,441	Boeing	887,149
11,387	C.H. Robinson Worldwide	678,893
17,949	Chicago Bridge & Iron (Netherlands)	1,069,401
21,859	Cintas	1,038,521
22,091	Colfax *	1,172,369
15,856	Danaher	1,067,743
56,957	US Airways Group *	1,102,118
		7,537,795

	Information Technology – 10.92%
43,500	EMC	1,137,525
1,010	Google, Class A *	896,476
28,044	Microchip Technology	1,114,469
18,968	QUALCOMM	1,224,384
24,238	Seagate Technology (Ireland)	991,577
23,097	Skyworks Solutions *	554,790
		5,919,221

	Materials – 3.23%
4,087	CF Industries Holdings	801,093
9,596	Monsanto	947,893
		1,748,986
	Total Common Stocks (Cost $46,192,946)	53,850,089

INVESTMENT COMPANY – 0.92%
498,092	BlackRock Liquidity Funds TempCash Portfolio	498,092
	Total Investment Company (Cost $498,092)	498,092

Total Investments – 100.28% (Cost $46,691,038)**		54,348,181
Net Other Assets and Liabilities – (0.28)%		(150,272)
Net Assets – 100.00%		$54,197,909

See accompanying Notes to Schedule of Investments.

2

Aston Funds
ASTON/TAMRO Diversified Equity Fund	July 31, 2013
Schedule of Investments (unaudited) – continued

*	Non-income producing security.
**	At July 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$8,032,226
Gross unrealized depreciation	(375,083)
Net unrealized appreciation	$7,657,143

REIT Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

3

Aston Funds

ASTON/Herndon Large Cap Value Fund	July 31, 2013
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 96.55%
	Consumer Discretionary – 8.89%
38,412	Coach	$2,040,830
32,363	McGraw-Hill	2,001,975
59,671	TJX	3,105,279
30,332	Yum! Brands	2,211,809
		9,359,893

	Consumer Staples – 8.24%
71,684	Altria Group	2,513,241
47,832	Campbell Soup	2,238,538
26,357	Colgate-Palmolive	1,577,994
26,314	Philip Morris International	2,346,683
		8,676,456

	Energy – 20.77%
26,746	Apache	2,146,367
16,376	Chevron	2,061,575
25,839	Exxon Mobil	2,422,406
52,844	HollyFrontier	2,407,044
38,801	Marathon Petroleum	2,845,277
94,726	Newfield Exploration *	2,330,260
108,368	Patterson-UTI Energy	2,142,435
157,540	RPC	2,255,973
150,972	Ultra Petroleum (Canada) *	3,268,544
		21,879,881

	Financials – 20.47%
52,888	Aflac	3,262,132
68,702	American Capital Agency, REIT	1,547,856
80,930	Apartment Investment & Management, Class A, REIT	2,377,723
64,511	CBOE Holdings	3,232,001
53,665	Discover Financial Services	2,656,954
58,418	Eaton Vance	2,364,176
79,777	Federated Investors, Class B	2,315,926
48,869	SLM	1,207,553
50,813	Waddell & Reed Financial, Class A	2,594,512
		21,558,833

	Healthcare – 9.08%
28,580	Baxter International	2,087,483
64,122	Endo Health Solutions *	2,466,132
34,524	Mylan *	1,158,625
19,703	Salix Pharmaceuticals Ltd *	1,456,052
22,814	St. Jude Medical	1,195,225
15,987	United Therapeutics *	1,196,467
		9,559,984

	Industrials – 10.79%
29,279	Caterpillar	2,427,523
13,265	Copa Holdings SA, Class A (Panama)	1,846,090
49,812	Joy Global	2,465,694
21,604	Lockheed Martin	2,595,072
23,332	United Parcel Service, Class B	2,025,218
		11,359,597

	Information Technology – 12.70%
27,771	Accenture, Class A (Ireland)	2,049,778
6,093	Apple	2,757,083
10,110	International Business Machines	1,971,854
71,035	Microsoft	2,261,044
50,684	Western Digital	3,263,036
59,703	Western Union	1,072,266
		13,375,061

	Materials – 5.61%
9,549	CF Industries Holdings	1,871,699
16,937	Lyondellbasell Industries NV, Class A (Netherlands)	1,163,741
6,956	Newmarket	1,895,927
37,357	Southern Copper	973,897
		5,905,264
	Total Common Stocks (Cost $91,366,449)	101,674,969

INVESTMENT COMPANY – 4.00%
4,216,996	BlackRock Liquidity Funds TempCash Portfolio	4,216,996
	Total Investment Company (Cost $4,216,996)	4,216,996
Total Investments – 100.55% (Cost $95,583,445)**		105,891,965
Net Other Assets and Liabilities – (0.55)%		(583,989)
Net Assets – 100.00%		$105,307,976

*	Non-income producing security.
**	At July 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$12,605,149
Gross unrealized depreciation	(2,296,629)
Net unrealized appreciation	$10,308,520

REIT Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

4

Aston Funds

ASTON/Cornerstone Large Cap Value Fund	July 31, 2013
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 96.79%
	Consumer Discretionary – 8.89%
16,610	Bed Bath & Beyond *	$1,270,167
31,625	Hasbro	1,454,750
43,800	Mattel	1,840,914
		4,565,831

	Consumer Staples – 3.98%
26,250	Wal-Mart Stores	2,045,925

	Energy – 10.93%
14,700	Chevron	1,850,583
22,460	Hess	1,672,372
30,550	Royal Dutch Shell PLC, ADR	2,088,093
		5,611,048

	Financials – 20.25%
17,175	ACE (Switzerland)	1,569,451
28,950	Capital One Financial	1,998,129
49,500	Citigroup	2,580,930
27,675	JPMorgan Chase	1,542,328
21,975	State Street	1,530,998
37,175	Unum Group	1,176,217
		10,398,053

	Healthcare – 8.42%
15,825	Johnson & Johnson	1,479,637
21,675	Sanofi, ADR (France)	1,115,829
24,500	Stryker	1,726,270
		4,321,736

	Industrials – 16.98%
15,175	3M	1,782,000
12,175	Cummins	1,475,488
21,350	Emerson Electric	1,310,249
17,000	General Dynamics	1,450,780
17,550	Norfolk Southern	1,283,958
13,750	Parker Hannifin	1,420,100
		8,722,575

	Information Technology – 27.34%
4,230	Apple	1,914,075
2,260	Google, Class A *	2,005,976
60,650	Intel	1,413,145
5,344	International Business Machines	1,042,294
60,875	Microsoft	1,937,651
64,450	Oracle	2,084,958
29,100	QUALCOMM	1,878,405
27,400	Western Digital	1,764,012
		14,040,516

	Total Common Stocks (Cost $43,417,179)	49,705,684

INVESTMENT COMPANY – 4.01%
2,061,606	BlackRock Liquidity Funds TempCash Portfolio	2,061,606
	Total Investment Company (Cost $2,061,606)	2,061,606
Total Investments – 100.80% (Cost $45,478,785)**		51,767,290
Net Other Assets and Liabilities – (0.80)%		(413,286)
Net Assets – 100.00%		$51,354,004

*	Non-income producing security.
**	At July 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$6,336,965
Gross unrealized depreciation	(48,460)
Net unrealized appreciation	$6,288,505

ADR	American Depositary Receipt

See accompanying Notes to Schedule of Investments.

5

Aston Funds

ASTON/River Road Dividend All Cap Value Fund	July 31, 2013
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 97.09%
	Consumer Discretionary – 16.59%
441,680	Bob Evans Farms	$22,446,178
348,650	Coach	18,523,774
331,595	Darden Restaurants	16,264,735
484,515	Hasbro	22,287,690
607,580	Hillenbrand	15,061,908
459,900	Kohl’s	24,365,502
677,690	National CineMedia	12,272,966
1,263,035	Staples	21,496,856
284,320	Target	20,257,800
576,665	Thomson Reuters	19,623,910
		192,601,319

	Consumer Staples – 14.91%
482,750	Dr Pepper Snapple Group	22,563,735
271,915	General Mills	14,139,580
219,905	Kimberly-Clark	21,726,614
294,235	Molson Coors Brewing, Class B	14,729,404
261,075	PepsiCo	21,810,205
190,730	Procter & Gamble	15,315,619
616,655	Sysco	21,280,764
186,205	Wal-Mart Stores	14,512,818
538,715	Walgreen	27,070,429
		173,149,168

	Energy – 6.98%
169,985	Chevron	21,399,412
432,325	Memorial Production Partners LP	8,784,844
284,915	Occidental Petroleum	25,371,681
149,990	Transmontaigne Partners LP	6,307,080
381,005	Williams Partners LP	19,134,071
		80,997,088

	Financials – 11.35%
64,485	BlackRock	18,182,191
272,090	CME Group	20,129,218
411,905	Compass Diversified Holdings	7,261,885
359,905	OneBeacon Insurance Group, Class A (Bermuda)	5,218,622
196,425	PartnerRe (Bermuda)	17,587,894
305,990	PNC Financial Services Group	23,270,540
339,298	Sabra Health Care, REIT	8,903,180
203,200	Safety Insurance Group	10,926,064
542,055	U.S. Bancorp	20,229,493
		131,709,087

	Healthcare – 6.74%
151,360	Becton, Dickinson	15,699,059
151,465	Johnson & Johnson	14,161,977
258,345	Medtronic	14,270,978
516,827	Owens & Minor	18,585,099
530,585	Pfizer	15,509,000
		78,226,113

	Industrials – 15.83%
93,815	3M	11,016,695
437,050	ABM Industries	11,319,595
350,370	Aircastle (Bermuda)	6,159,505
299,605	Emerson Electric	18,386,759
189,750	General Dynamics	16,193,265
529,675	Geo Group, REIT	18,390,316
486,369	Iron Mountain	13,521,058
118,290	Lockheed Martin	14,208,995
291,230	Norfolk Southern	21,306,387
226,915	Raytheon	16,301,574
431,775	Republic Services	14,641,490
257,705	United Parcel Service, Class B	22,368,794
		183,814,433

	Information Technology – 11.56%
578,105	CA	17,192,843
1,380,075	Corning	20,963,339
1,214,035	Intel	28,287,015
353,695	j2 Global	16,188,620
527,795	Microsoft	16,799,715
299,085	Paychex	11,795,912
1,280,020	Western Union	22,989,159
		134,216,603

	Materials – 3.21%
344,480	Bemis	14,189,131
167,925	Innophos Holdings	8,369,382
315,230	Nucor	14,746,459
		37,304,972

	Telecommunication Services – 5.58%
134,800	Atlantic Tele-Network	6,874,800
365,400	Rogers Communications, Class B (Canada)	14,594,076
510,152	Telefonica Brasil SA, ADR (Brazil)	10,952,963

See accompanying Notes to Schedule of Investments.

6

Aston Funds

ASTON/River Road Dividend All Cap Value Fund	July 31, 2013
Schedule of Investments (unaudited) – continued

Shares		Market Value

	Telecommunication Services (continued)
321,850	Verizon Communications	$15,925,138
549,260	Vodafone Group, SP ADR (United Kingdom)	16,450,337
		64,797,314

	Utilities – 4.34%
294,290	AmeriGas Partners LP	13,393,138
448,645	Avista	12,912,003
370,775	National Fuel Gas	24,037,343
		50,342,484

	Total Common Stocks (Cost $912,509,006)	1,127,158,581

INVESTMENT COMPANY – 2.82%
32,799,350	BlackRock Liquidity Funds TempCash Portfolio	32,799,350

	Total Investment Company (Cost $32,799,350)	32,799,350

Total Investments – 99.91% (Cost $945,308,356)*		1,159,957,931
Net Other Assets and Liabilities – 0.09%		1,041,781
Net Assets – 100.00%		$1,160,999,712

*	At July 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$218,907,627
Gross unrealized depreciation	(4,258,052)
Net unrealized appreciation	$214,649,575

ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

7

Aston Funds
ASTON/River Road Dividend All Cap Value Fund II	July 31, 2013
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 94.67%
	Consumer Discretionary – 14.74%
12,070	Bob Evans Farms	$613,397
23,340	Coach	1,240,054
22,295	Darden Restaurants	1,093,570
31,650	Hasbro	1,455,900
18,230	Hillenbrand	451,922
30,675	Kohl’s	1,625,162
81,045	Staples	1,379,386
19,135	Target	1,363,369
40,280	Thomson Reuters	1,370,728
		10,593,488

	Consumer Staples – 16.29%
32,720	Dr Pepper Snapple Group	1,529,333
17,845	General Mills	927,940
13,865	Kimberly-Clark	1,369,862
20,605	Molson Coors Brewing, Class B	1,031,486
18,250	PepsiCo	1,524,605
13,350	Procter & Gamble	1,072,005
41,225	Sysco	1,422,675
13,080	Wal-Mart Stores	1,019,455
36,060	Walgreen	1,812,015
		11,709,376

	Energy – 6.11%
11,990	Chevron	1,509,421
18,380	Occidental Petroleum	1,636,739
24,850	Williams Partners LP	1,247,967
		4,394,127

	Financials – 9.23%
4,045	BlackRock	1,140,528
18,250	CME Group	1,350,135
13,350	PartnerRe (Bermuda)	1,195,359
20,845	PNC Financial Services Group	1,585,262
36,560	U.S. Bancorp	1,364,419
		6,635,703

	Healthcare – 6.71%
10,860	Becton, Dickinson	1,126,399
6,950	Johnson & Johnson	649,825
17,345	Medtronic	958,138
31,930	Owens & Minor	1,148,203
32,150	Pfizer	939,745
		4,822,310

	Industrials – 16.79%
6,665	3M	782,671
17,320	ABM Industries	448,588
23,645	Aircastle (Bermuda)	415,679
19,365	Emerson Electric	1,188,430
12,860	General Dynamics	1,097,472
35,734	Geo Group, REIT	1,240,685
33,260	Iron Mountain	924,628
7,975	Lockheed Martin	957,957
19,690	Norfolk Southern	1,440,520
15,500	Raytheon	1,113,520
27,670	Republic Services	938,290
17,445	United Parcel Service, Class B	1,514,226
		12,062,666

	Information Technology – 12.57%
39,510	CA	1,175,027
92,990	Corning	1,412,518
80,825	Intel	1,883,223
22,820	j2 Global	1,044,471
35,600	Microsoft	1,133,148
21,000	Paychex	828,240
86,570	Western Union	1,554,797
		9,031,424

	Materials – 3.17%
21,915	Bemis	902,679
7,065	Innophos Holdings	352,120
21,890	Nucor	1,024,014
		2,278,813

	Telecommunication Services – 5.27%
24,665	Rogers Communications, Class B (Canada)	985,120
36,221	Telefonica Brasil SA, ADR (Brazil)	777,665
19,460	Verizon Communications	962,881
35,355	Vodafone Group, SP ADR (United Kingdom)	1,058,882
		3,784,548

	Utilities – 3.79%
8,805	AmeriGas Partners LP	400,716
24,365	Avista	701,225

See accompanying Notes to Schedule of Investments.

8

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II	July 31, 2013
Schedule of Investments (unaudited) – continued

Shares		Market Value

	Utilities (continued)
25,015	National Fuel Gas	$1,621,722
		2,723,663
	Total Common Stocks (Cost $62,417,785)	68,036,118

INVESTMENT COMPANY – 4.31%
3,098,398	BlackRock Liquidity Funds TempCash Portfolio	3,098,398
	Total Investment Company (Cost $3,098,398)	3,098,398
Total Investments – 98.98% (Cost $65,516,183)*		71,134,516
Net Other Assets and Liabilities – 1.02%		732,736
Net Assets – 100.00%		$71,867,252

*	At July 31, 2013, cost is identical for book and Federal income tax purposes.
	Gross unrealized appreciation	$6,053,621
	Gross unrealized depreciation	(435,288)
	Net unrealized appreciation	$5,618,333

ADR	American Depositary Receipt
LP	Limited Partnership
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

9

Aston Funds

ASTON/Fairpointe Mid Cap Fund	July 31, 2013
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 95.68%
	Consumer Discretionary – 21.13%
5,040,078	Belo, Class A	$71,871,512
476,800	BorgWarner *	45,501,024
4,804,300	DeVry	144,513,344
3,459,900	Gannett	89,127,024
1,441,900	H&R Block	45,318,917
7,437,068	Interpublic Group	122,339,769
1,016,800	Lear	70,433,736
11,993,454	New York Times, Class A *	146,080,270
2,222,598	Scholastic	67,789,239
9,391,700	Staples	159,846,734
		962,821,569

	Consumer Staples – 3.85%
1,130,800	Bunge	85,952,109
1,781,986	Molson Coors Brewing, Class B	89,206,219
		175,158,328

	Energy – 5.22%
721,740	CGG, SP ADR (France) *	18,043,500
208,250	Denbury Resources *	3,644,375
1,753,592	FMC Technologies *	93,466,454
14,181,800	McDermott International *	122,672,570
		237,826,899

	Financials – 6.08%
1,154,400	Cincinnati Financial	56,565,600
1,343,985	Eaton Vance	54,391,073
1,397,255	McGraw-Hill	86,434,194
1,359,500	Northern Trust	79,585,130
		276,975,997

	Healthcare – 14.68%
18,816,636	Boston Scientific *	205,477,665
1,820,319	Charles River Laboratories *	82,897,327
2,119,918	Forest Laboratories *	92,343,628
4,358,326	Hospira *	177,383,868
1,526,900	Varian Medical Systems *	110,700,250
		668,802,738

	Industrials – 10.13%
1,146,600	AGCO	64,496,250
2,114,500	Con-way	87,646,025
1,404,844	ManpowerGroup	93,941,918
7,393,200	Southwest Airlines	102,247,956
3,828,500	Werner Enterprises	92,113,710
838,000	Xylem	20,891,340
		461,337,199

	Information Technology – 32.18%
3,094,100	Akamai Technologies *	146,041,520
685,200	Citrix Systems *	49,348,104
958,600	Cree *	67,006,140
383,800	FactSet Research Systems	41,903,284
1,739,000	First Solar *	85,628,360
1,185,200	Harris	67,639,364
2,893,798	Itron *	124,780,570
5,167,500	Jabil Circuit	118,800,825
6,503,600	Juniper Networks *	140,933,012
2,671,900	Lexmark International, Class A	100,169,531
1,873,286	Molex	55,880,121
1,934,364	Molex, Class A	48,513,849
7,115,600	Nuance Communications *	133,488,656
7,646,200	NVIDIA	110,334,666
3,951,528	Unisys *	102,502,636
1,584,859	Zebra Technologies, Class A *	73,172,940
		1,466,143,578

	Materials – 2.41%
676,100	FMC	44,730,776
779,700	Sigma-Aldrich	65,151,732
		109,882,508
	Total Common Stocks (Cost $3,005,400,937)	4,358,948,816

INVESTMENT COMPANY – 5.01%
228,195,581	BlackRock Liquidity Funds TempCash Portfolio	228,195,581
	Total Investment Company (Cost $228,195,581)	228,195,581
Total Investments – 100.69% (Cost $3,233,596,518)**		4,587,144,397
Net Other Assets and Liabilities – (0.69)%		(31,356,958)
Net Assets – 100.00%		$4,555,787,439

*	Non-income producing security.
**	At July 31, 2013, cost is identical for book and Federal income tax purposes.
Gross unrealized appreciation	$1,396,605,464
Gross unrealized depreciation	(43,057,585)
Net unrealized appreciation	$1,353,547,879

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

10

Aston Funds

ASTON/Montag & Caldwell Mid Cap Growth Fund	July 31, 2013
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 97.46%
	Consumer Discretionary – 25.83%
3,140	BorgWarner	$299,650
7,020	Dick’s Sporting Goods	360,891
7,080	Dollar Tree *	379,842
5,370	Dunkin’ Brands Group	231,983
1,910	Harman International Industries	115,612
16,680	LKQ *	434,848
1,730	Michael Kors Holdings (Hong Kong) *	116,497
3,500	O’Reilly Automotive *	438,410
1,420	Panera Bread, Class A *	237,211
2,940	PVH	387,463
1,400	Ralph Lauren	254,885
5,480	Ross Stores	369,736
1,590	Tractor Supply	192,597
		3,819,625

	Consumer Staples – 4.29%
4,500	Church & Dwight	286,651
2,030	Mead Johnson Nutrition	147,865
3,280	Monster Beverage *	200,047
		634,563

	Energy – 5.65%
4,530	Cameron International *	268,630
1,700	Core Laboratories (Netherlands)	254,320
3,850	Oceaneering International	312,197
		835,147

	Financials – 7.72%
9,180	First Republic Bank	396,486
1,260	IntercontinentalExchange *	229,887
7,290	Raymond James Financial	321,270
2,110	Signature Bank New York NY *	193,171
		1,140,814

	Healthcare – 15.65%
4,950	Dentsply International	212,256
2,880	Edwards Lifesciences *	205,575
2,780	Henry Schein *	288,647
2,800	IDEXX Laboratories *	274,372
1,150	MEDNAX *	112,033
1,980	Perrigo	246,292
8,650	ResMed	412,173
3,830	Varian Medical Systems *	277,676
2,820	Waters *	284,651
		2,313,675

	Industrials – 20.14%
7,895	AMETEK	365,381
8,660	Donaldson	313,925
7,730	Expeditors International Washington	311,674
3,110	Fastenal	152,421
2,660	J.B. Hunt Transport Services	199,314
5,470	Jacobs Engineering Group *	323,824
10,850	Robert Half International	404,054
1,590	Roper Industries	200,276
3,390	Stericycle *	393,037
4,890	Verisk Analytics, Class A *	314,720
		2,978,626

	Information Technology – 18.18%
5,210	Altera	185,268
2,960	Amphenol, Class A	232,538
4,390	ANSYS *	350,498
3,950	F5 Networks *	346,652
2,880	FactSet Research Systems	314,438
1,550	Fiserv *	149,172
17,410	Juniper Networks *	377,275
4,430	Teradata *	261,902
4,950	Trimble Navigation *	141,273
7,060	Xilinx	329,631
		2,688,647
	Total Common Stocks (Cost $11,864,200)	14,411,097

INVESTMENT COMPANY – 2.78%
410,635	BlackRock Liquidity Funds TempCash Portfolio	410,635
	Total Investment Company (Cost $410,635)	410,635
Total Investments – 100.24% (Cost $12,274,835)**		14,821,732
Net Other Assets and Liabilities – (0.24)%		(35,362)
Net Assets – 100.00%		$14,786,370

*	Non-income producing security.
**	At July 31, 2013, cost is identical for book and Federal income tax purposes.
Gross unrealized appreciation	$2,599,818
Gross unrealized depreciation	(52,921)
Net unrealized appreciation	$2,546,897

See accompanying Notes to Schedule of Investments.

11

Aston Funds

ASTON/LMCG Small Cap Growth Fund	July 31, 2013
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 94.89%
	Consumer Discretionary – 15.33%
58,371	Black Diamond *	$603,556
17,228	Brunswick	650,357
22,485	Del Frisco’s Restaurant Group *	473,084
12,616	GNC Holdings, Class A	665,873
9,341	Hibbett Sports *	547,850
7,214	HSN	433,273
70,513	OfficeMax	803,143
15,972	Sotheby’s	718,740
17,880	Vitamin Shoppe *	858,776
		5,754,652

	Consumer Staples – 1.05%
7,479	Fresh Market *	394,742

	Energy – 4.93%
12,963	Carrizo Oil & Gas *	410,538
7,595	Gulfport Energy *	404,054
26,670	Kodiak Oil & Gas (Canada) *	258,966
152,174	Magnum Hunter Resources *	582,826
4,607	Oasis Petroleum *	193,678
		1,850,062

	Financials – 1.84%
18,537	Ryman Hospitality Properties, REIT	690,503

	Healthcare – 19.83%
1,858	Athenahealth *	208,003
28,061	Community Health Systems	1,292,490
5,938	Cubist Pharmaceuticals *	370,116
24,423	Health Management Associates, Class A *	329,222
8,738	HeartWare International *	807,566
133,129	Merge Healthcare *	603,074
33,404	Optimer Pharmaceuticals *	417,884
1,710	Pharmacyclics *	185,757
5,154	Theravance Inc *	198,738
4,779	Universal Health Services, Class B	334,291
66,399	Vanguard Health Systems *	1,388,403
49,613	Volcano *	990,772
5,208	WellCare Health Plans *	317,844
		7,444,160

	Industrials – 25.15%
7,896	Avis Budget Group *	249,830
56,647	Builders FirstSource *	334,217
45,701	CyrusOne	930,015
38,255	Encore Capital Group *	1,486,589
36,725	Geo Group	1,275,092
14,014	Herman Miller	393,934
12,061	Hexcel *	424,668
53,971	Kelly Services, Class A	1,056,213
6,455	On Assignment *	197,071
34,727	Steelcase, Class A	529,240
19,610	Triumph Group	1,538,601
21,611	USG *	543,084
45,056	Wabash National *	483,451
		9,442,005

	Information Technology – 23.57%
5,432	ACI Worldwide *	257,205
11,016	Cardtronics *	324,531
2,245	CommVault Systems *	189,545
12,872	Cyan *	133,611
7,393	Fleetmatics Group PLC (Ireland) *	278,420
15,338	Fortinet *	325,933
22,714	Heartland Payment Systems	847,459
48,645	iGATE *	1,133,915
120,761	Internap Network Services *	984,202
12,528	Liquidity Services *	357,048
33,755	Microsemi *	832,398
45,644	Millennial Media *	452,332
13,531	Netscout Systems *	358,978
2,148	OSI Systems *	151,198
2,774	Stratasys (Israel) *	245,915
10,419	Synchronoss Technologies *	359,351
45,784	Vantiv, Class A *	1,194,505
21,284	WNS Holdings, ADR (Jersey) *	422,275
		8,848,821

	Materials – 3.19%
27,197	Boise Cascade *	719,633
4,779	Martin Marietta Materials	475,988
		1,195,621

	Total Common Stocks (Cost $31,860,218)	35,620,566

See accompanying Notes to Schedule of Investments.

12

Aston Funds

ASTON/LMCG Small Cap Growth Fund	July 31, 2013
Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 8.27%
3,104,188	BlackRock Liquidity Funds TempCash Portfolio	$3,104,188
	Total Investment Company (Cost $3,104,188)	3,104,188
Total Investments – 103.16% (Cost $34,964,406)**		38,724,754
Net Other Assets and Liabilities – (3.16)%		(1,184,952)
Net Assets – 100.00%		$37,539,802

*	Non-income producing security.
**	At July 31, 2013 cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$4,282,698
Gross unrealized depreciation	(522,350)
Net unrealized appreciation	$3,760,348

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

13

Aston Funds

ASTON/Silvercrest Small Cap Fund	July 31, 2013
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 99.11%
	Consumer Discretionary – 11.52%
11,312	AFC Enterprises *	$416,282
13,350	Bob Evans Farms	678,447
5,787	Core-Mark Holding	362,556
8,865	Drew Industries	361,958
25,770	La-Z-Boy	534,212
10,950	Lithia Motors, Class A	714,378
26,650	ReachLocal *	344,051
		3,411,884

	Consumer Staples – 3.66%
6,184	J & J Snack Foods	492,741
7,114	Lancaster Colony	590,675
		1,083,416

	Energy – 6.32%
15,790	Bonanza Creek Energy *	643,285
19,460	Forum Energy Technologies *	562,005
14,659	Rosetta Resources *	668,597
		1,873,887

	Financials – 23.51%
33,400	BancorpSouth	656,310
11,928	EastGroup Properties, REIT	737,866
23,728	FirstMerit	531,982
29,794	Horace Mann Educators	844,362
7,499	Iberiabank	440,941
20,743	Independent Bank/Rockland MA	772,469
9,114	Mid-America Apartment Communities, REIT	615,651
18,590	PacWest Bancorp	658,458
16,540	Pebblebrook Hotel Trust, REIT	440,791
8,742	Prosperity Bancshares	515,953
7,148	Protective Life	309,723
11,720	Stifel Financial *	441,258
		6,965,764
	Healthcare – 7.87%
6,017	Analogic	429,554
6,584	ICU Medical *	472,007
8,560	Integra LifeSciences Holdings *	337,178
11,930	STERIS	537,089
7,533	West Pharmaceutical Services	555,634
		2,331,462

	Industrials – 19.48%
23,825	Altra Holdings	594,195
13,693	Applied Industrial Technologies	714,227
7,118	Astec Industries	249,130
12,540	Beacon Roofing Supply *	511,507
11,786	EMCOR Group	486,526
10,609	Mine Safety Appliances	563,656
12,210	TAL International Group	491,452
5,150	Teledyne Technologies *	412,875
13,640	United Stationers	564,560
23,179	US Ecology	708,582
9,050	Watts Water Technologies, Class A	473,134
		5,769,844

	Information Technology – 14.75%
7,209	ACI Worldwide *	341,346
45,990	Entegris *	438,285
9,650	Fair Isaac	482,114
8,377	FEI	648,799
8,135	Littelfuse	650,719
28,440	M/A-Com Technology Solutions Holdings *	455,893
21,310	Mentor Graphics	437,494
14,505	MKS Instruments	393,376
36,310	Vishay Intertechnology *	522,501
		4,370,527

	Materials – 6.64%
18,450	Chemtura *	412,542
8,212	HB Fuller	329,712
32,053	PH Glatfelter	848,443
8,539	Sensient Technologies	375,801
		1,966,498

	Utilities – 5.36%
8,202	MGE Energy	481,539
18,929	Portland General Electric	600,049
12,413	UIL Holdings	506,947
		1,588,535
	Total Common Stocks (Cost $26,153,197)	29,361,817

See accompanying Notes to Schedule of Investments.

14

Aston Funds

ASTON/Silvercrest Small Cap Fund	July 31, 2013
Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 1.89%
559,972	BlackRock Liquidity Funds TempCash Portfolio	$559,972
	Total Investment Company (Cost $559,972)	559,972
Total Investments – 101.00% (Cost $26,713,169) **		29,921,789
Net Other Assets and Liabilities – (1.00)%		(295,155)
Net Assets – 100.00%		$29,626,634

*	Non-income producing security.
**	At July 31, 2013, cost is idential for book and Federal income tax purposes.

Gross unrealized appreciation	$3,249,403
Gross unrealized depreciation	(40,783)
Net unrealized appreciation	$3,208,620

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

15

Aston Funds

ASTON/TAMRO Small Cap Fund	July 31, 2013
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 98.58%
	Consumer Discretionary – 19.89%
510,311	BJ’s Restaurants *	$18,187,484
1,222,150	Chico’s FAS	20,935,430
959,715	EW Scripps (The), Class A *	15,940,866
758,765	Grand Canyon Education *	25,661,432
438,700	Harman International Industries	26,554,511
718,684	MDC Holdings	22,739,162
518,095	Monro Muffler Brake	22,283,266
325,491	Pool	17,179,415
334,958	Red Robin Gourmet Burgers *	19,052,411
666,410	Tempur-Pedic International *	26,423,157
794,513	Texas Roadhouse	19,417,898
524,974	Zumiez *	14,473,533
		248,848,565

	Consumer Staples – 8.42%
2,374,081	Cott (Canada)	19,871,058
370,770	Sanderson Farms	26,191,193
555,823	Tootsie Roll Industries	18,820,167
181,008	TreeHouse Foods *	12,849,758
471,504	United Natural Foods *	27,630,134
		105,362,310

	Energy – 6.64%
591,626	Carrizo Oil & Gas *	18,736,795
747,740	Cloud Peak Energy *	11,986,272
1,432,447	Precision Drilling (Canada)	14,610,959
227,301	SEACOR Holdings	19,902,476
397,153	Unit *	17,903,657
		83,140,159

	Financials – 23.02%
646,390	Bank of the Ozarks	30,884,514
1,204,534	Colony Financial, REIT	24,427,950
527,312	First Cash Financial Services *	28,158,461
1,237,316	FirstMerit	27,740,625
1,260,132	Glacier Bancorp	30,671,613
252,922	Greenhill	12,732,093
233,481	Hanover Insurance Group (The)	12,568,282
1,022,673	LaSalle Hotel Properties, REIT	27,550,811
169,511	Portfolio Recovery Associates *	25,309,687
1,583,197	Redwood Trust, REIT	26,819,357
522,937	Stifel Financial *	19,688,578
419,635	Waddell & Reed Financial, Class A	21,426,563
		287,978,534

	Healthcare – 11.26%
311,710	Analogic	22,252,977
162,259	Athenahealth *	18,164,895
704,683	Bruker *	12,627,919
595,915	Cepheid *	20,779,556
1,088,447	DexCom *	23,706,376
492,626	Healthways *	8,453,462
732,138	HMS Holdings *	17,710,418
215,924	Teleflex	17,150,843
		140,846,446

	Industrials – 15.85%
420,101	Advisory Board *	24,655,728
195,534	Chart Industries *	22,232,216
247,484	Colfax *	13,133,976
381,229	Corporate Executive Board	25,706,271
589,548	Franklin Electric	21,966,559
349,414	Landstar System	18,889,321
311,016	Morningstar	23,705,640
293,037	Raven Industries	8,984,514
1,391,971	US Airways Group *	26,934,639
369,434	Westport Innovations (Canada) *	12,098,964
		198,307,828

	Information Technology – 10.41%
1,087,456	Aruba Networks *	19,334,968
611,640	Cavium *	22,361,558
314,841	CommVault Systems *	26,582,026
1,078,163	Ixia *	14,986,466
462,713	Netgear *	13,793,475
354,598	Omnivision Technologies *	5,765,763
324,936	Power Integrations	17,920,220
63,568	Tech Data *	3,263,581
83,028	Tyler Technologies *	6,195,549
		130,203,606

	Materials – 1.26%
478,883	LSB Industries *	15,745,673

	Utilities – 1.83%
522,462	Northwest Natural Gas	22,956,980
	Total Common Stocks (Cost $891,071,167)	1,233,390,101

See accompanying Notes to Schedule of Investments.

16

Aston Funds

ASTON/TAMRO Small Cap Fund	July 31, 2013
Schedule of Investments (unaudited) – (continued)

Shares		Market Value

INVESTMENT COMPANY – 1.88%
23,481,263	BlackRock Liquidity Funds TempCash Portfolio	$23,481,263
	Total Investment Company (Cost $23,481,263)	23,481,263
Total Investments – 100.46% (Cost $914,552,430)**		1,256,871,364
Net Other Assets and Liabilities – (0.46)%		(5,784,998)
Net Assets – 100.00%		$1,251,086,366

*	Non-income producing security.
**	At July 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$352,504,431
Gross unrealized depreciation	(10,185,497)
Net unrealized appreciation	$342,318,934

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

17

Aston Funds
ASTON/River Road Select Value Fund	July 31, 2013
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 94.67%
	Consumer Discretionary – 19.71%
33,880	Abercrombie & Fitch, Class A	$1,689,595
280,630	Ascena Retail Group *	5,357,227
26,510	Ascent Capital Group, Class A *	2,060,092
174,480	Big Lots *	6,303,962
96,330	Bob Evans Farms	4,895,491
88,740	Fred’s, Class A	1,526,328
80,950	International Speedway, Class A	2,740,158
47,610	Jos A Bank Clothiers *	1,945,345
35,590	Madison Square Garden, Class A *	2,098,742
172,750	Pep Boys - Manny, Moe, & Jack *	2,150,738
179,460	Regis	3,117,220
129,260	Rent-A-Center	5,169,107
74,820	Texas Roadhouse	1,828,601
		40,882,606

	Consumer Staples – 4.95%
116,220	Harris Teeter Supermarkets	5,715,700
44,430	Industrias Bachoco, SP ADR (Mexico)	1,784,752
75,280	Village Super Market, Class A	2,774,068
		10,274,520

	Energy – 6.69%
122,010	Cloud Peak Energy *	1,955,820
53,330	Energen	3,193,934
227,529	Miller Energy Resources *	1,135,370
123,980	Ocean Rig UDW *	2,108,900
136,020	Resolute Energy *	1,138,486
160,960	Tetra Technologies *	1,628,915
152,780	Vaalco Energy *	947,236
92,670	WPX Energy *	1,780,191
		13,888,852

	Financials – 13.33%
8,595	Alleghany *	3,471,349
20,166	Capital Southwest	2,923,666
105,760	Dime Community Bancshares	1,856,088
36,080	FirstService (Canada)	1,339,290
137,120	Hilltop Holdings *	2,335,154
23,650	Navigators Group *	1,370,754
149,200	PICO Holdings *	3,265,988
153,276	Tower Group International	3,352,146
12,955	White Mountains Insurance Group	7,747,090
		27,661,525

	Healthcare – 11.84%
62,170	Air Methods *	2,088,290
92,757	Ensign Group	3,547,028
57,190	Hill-Rom Holdings	2,120,032
36,280	ICU Medical *	2,600,913
397,630	Nordion (Canada) *	2,886,794
58,650	Orthofix International N.V. *	1,331,942
128,900	Owens & Minor	4,635,244
66,140	Quality Systems	1,512,622
85,280	STERIS	3,839,306
		24,562,171

	Industrials – 14.92%
131,240	Aircastle (Bermuda)	2,307,199
63,980	Cubic	3,234,188
57,460	Forward Air	2,101,312
125,584	Geo Group, REIT	4,360,276
163,680	Heartland Express	2,409,370
108,850	Insperity	3,599,670
103,790	Korn/Ferry International *	2,027,019
66,800	Layne Christensen *	1,294,584
13,120	Marten Transport	225,139
108,103	Standard Parking *	2,488,531
48,530	Unifirst	4,756,911
89,310	Werner Enterprises	2,148,799
		30,952,998

	Information Technology – 13.25%
175,200	Convergys	3,316,536
136,750	CSG Systems International	3,238,240
122,600	Daktronics	1,333,888
93,770	DST Systems	6,566,713
94,100	Heartland Payment Systems	3,510,871
45,170	Ituran Location and Control (Israel)	808,543
28,060	j2 Global	1,284,306
84,260	NeuStar, Class A *	4,725,301
98,710	Total System Services	2,705,641
		27,490,039

	Materials – 4.54%
319,150	AuRico Gold (Canada)	1,477,665
52,850	Innophos Holdings	2,634,044
111,820	Intrepid Potash *	1,429,060
114,430	Kraton Performance Polymers *	2,322,929

See accompanying Notes to Schedule of Investments.

18

Aston Funds

ASTON/River Road Select Value Fund	July 31, 2013
Schedule of Investments (unaudited) – continued

Shares		Market Value

	Materials (continued)
121,030	Pan American Silver (Canada)	$1,544,343
		9,408,041

	Telecommunication Services – 2.85%
50,700	Atlantic Tele-Network	2,585,700
125,790	Telephone & Data Systems	3,334,693
		5,920,393

	Utilities – 2.59%
53,670	Avista	1,544,623
59,010	National Fuel Gas	3,825,618
		5,370,241
	Total Common Stocks (Cost $160,290,148)	196,411,386

INVESTMENT COMPANY – 5.28%
10,957,745	BlackRock Liquidity Funds TempCash Portfolio	10,957,745
	Total Investment Company (Cost $10,957,745)	10,957,745
Total Investments – 99.95% (Cost $171,247,893)**		207,369,131
Net Other Assets and Liabilities – 0.05%		111,194
Net Assets – 100.00%		$207,480,325

*	Non-income producing security.
**	At July 31, 2013, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$39,490,990
	Gross unrealized depreciation	(3,369,752)
	Net unrealized appreciation	$36,121,238

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

19

Aston Funds
ASTON/River Road Small Cap Value Fund	July 31, 2013
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 90.59%
	Consumer Discretionary – 21.03%
42,870	Abercrombie & Fitch, Class A	$2,137,926
414,678	Ascena Retail Group *	7,916,203
38,070	Ascent Capital Group, Class A *	2,958,420
287,660	Big Lots *	10,393,156
172,500	Bob Evans Farms	8,766,450
59,078	Fred’s, Class A	1,016,142
133,950	International Speedway, Class A	4,534,208
79,110	Jos A Bank Clothiers *	3,232,435
422,521	Mac-Gray (a)	6,211,059
28,410	Madison Square Garden, Class A *	1,675,338
156,729	Monarch Casino & Resort *	3,212,945
401,030	Motorcar Parts of America *	3,468,910
277,830	Pep Boys - Manny, Moe, & Jack *	3,458,984
224,696	Regis	3,902,970
203,509	Rent-A-Center	8,138,325
99,360	Texas Roadhouse	2,428,358
		73,451,829

	Consumer Staples – 5.36%
71,579	Harris Teeter Supermarkets	3,520,255
107,120	Industrias Bachoco, SP ADR (Mexico)	4,303,010
163,901	Ingles Markets, Class A	4,664,622
168,796	Village Super Market, Class A (a)	6,220,133
		18,708,020

	Energy – 6.95%
196,330	Cloud Peak Energy *	3,147,170
653,023	Evolution Petroleum *	8,077,895
722,488	Miller Energy Resources *	3,605,215
194,380	Ocean Rig UDW *	3,306,404
247,320	Resolute Energy *	2,070,068
254,869	Tetra Technologies *	2,579,274
239,415	Vaalco Energy *	1,484,373
		24,270,399

	Financials – 13.26%
33,577	Capital Southwest	4,867,993
227,102	Dime Community Bancshares	3,985,640
21,495	First Citizens BancShares, Class A	4,503,203
232,700	Hilltop Holdings *	3,962,881
43,457	Navigators Group *	2,518,768
247,605	PICO Holdings *	5,420,073
281,070	SWS Group *	1,675,177
34,828	Tompkins Financial	1,571,788
244,170	Tower Group International	5,339,998
20,888	White Mountains Insurance Group	12,491,024
		46,336,545

	Healthcare – 10.71%
104,070	Air Methods *	3,495,711
133,592	Ensign Group	5,108,558
84,840	Hill-Rom Holdings	3,145,019
65,273	ICU Medical *	4,679,421
739,120	Nordion (Canada) *	5,366,011
93,220	Orthofix International *	2,117,026
193,060	Owens & Minor	6,942,438
114,370	Quality Systems	2,615,642
87,770	STERIS	3,951,405
		37,421,231

	Industrials – 14.82%
314,770	Air Transport Services Group *	2,102,664
212,200	Aircastle (Bermuda)	3,730,476
97,967	Cubic	4,952,232
65,690	Forward Air	2,402,283
210,785	Geo Group, REIT	7,318,455
272,940	Heartland Express	4,017,677
178,618	Insperity	5,906,897
169,700	Korn/Ferry International *	3,314,241
82,640	Layne Christensen *	1,601,563
22,178	Marten Transport	380,574
188,329	Standard Parking *	4,335,334
82,533	Unifirst	8,089,885
150,690	Werner Enterprises	3,625,601
		51,777,882

	Information Technology – 12.50%
112,431	Computer Services (a)	3,468,496
295,110	Convergys	5,586,432
228,760	CSG Systems International	5,417,037
196,760	Daktronics	2,140,749
134,807	DST Systems	9,440,534
178,363	Electro Rent	3,189,130
144,970	Heartland Payment Systems	5,408,831
89,570	Ituran Location and Control (Israel)	1,603,303

See accompanying Notes to Schedule of Investments.

20

Aston Funds
ASTON/River Road Small Cap Value Fund	July 31, 2013
Schedule of Investments (unaudited) – continued

Shares		Market Value

	Information Technology (continued)
132,080	NeuStar, Class A *	$7,407,046
		43,661,558

	Materials – 3.31%
386,940	AuRico Gold (Canada)	1,791,532
50,460	Innophos Holdings	2,514,926
188,660	Intrepid Potash *	2,411,075
142,660	Kraton Performance Polymers *	2,895,998
152,020	Pan American Silver (Canada)	1,939,775
		11,553,306

	Telecommunication Services – 2.38%
59,510	Atlantic Tele-Network	3,035,010
199,170	Telephone & Data Systems	5,279,997
		8,315,007

	Utilities – 0.27%
32,500	Avista	935,350
	Total Common Stocks (Cost $222,534,390)	316,431,127

INVESTMENT COMPANY – 8.74%

30,543,514	BlackRock Liquidity Funds TempFund Portfolio	30,543,514
	Total Investment Company (Cost $30,543,514)	30,543,514
Total Investments – 99.33% (Cost $253,077,904)**		346,974,641
Net Other Assets and Liabilities – 0.67%		2,341,749
Net Assets – 100.00%		$349,316,390

*	Non-income producing security.
**	At July 30, 2013, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$98,995,862
	Gross unrealized depreciation	(5,099,125)
	Net unrealized appreciation	$93,896,737

(a)	These securities have been determined by the Subadviser to be illiquid securities. At July 31, 2013, these securities amounted to $15,899,688 or 4.55% of net assets.

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

21

Aston Funds

ASTON/River Road Independent Value Fund	July 31, 2013
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 37.97%
	Consumer Discretionary – 4.54%
695,607	Aaron’s	$19,936,097
213,528	American Greetings, Class A	4,065,573
224,887	Big Lots *	8,125,167
		32,126,837

	Consumer Staples – 2.17%
211,861	Harris Teeter Supermarkets	10,419,324
43,117	Oil-Dri Corporation of America	1,373,708
70,645	Weis Markets	3,547,792
		15,340,824

	Energy – 7.25%
174,950	Contango Oil & Gas *	6,763,567
344,916	QEP Resources	10,516,489
240,500	Unit *	10,841,740
1,202,157	WPX Energy *	23,093,436
		51,215,232

	Financials – 0.77%
203,335	Baldwin & Lyons, Class B (a)	5,431,078

	Healthcare – 1.10%
215,287	Owens & Minor	7,741,721

	Industrials – 4.35%
382,488	Orbital Sciences *	7,091,328
1,348,643	Sykes Enterprises * (a)	23,682,171
		30,773,499

	Information Technology – 9.25%
325,206	Benchmark Electronics *	7,193,557
1,142,033	CSG Systems International (a)	27,043,341
880,951	EPIQ Systems (a)	11,461,172
316,407	FLIR Systems	10,273,735
318,737	Mantech International, Class A	9,415,491
		65,387,296

	Materials – 8.11%
4,719,887	AuRico Gold (Canada)	21,853,077
1,427,815	Pan American Silver (Canada)	18,218,919
54,194	Primero Mining *	261,215
2,213,639	Silver Standard Resources (Canada) *	16,978,611
		57,311,822

	Utilities – 0.43%
129,182	Artesian Resources, Class A (a)	3,040,944
	Total Common Stocks (Cost $248,772,366)	268,369,253

INVESTMENT COMPANY – 62.15%
439,280,887	BlackRock Liquidity Funds Treasury Trust Fund Portfolio	439,280,887
	Total Investment Company (Cost $439,280,887)	439,280,887

Total Investments – 100.12% (Cost $688,053,253)**		707,650,140
Net Other Assets and Liabilities – (0.12)%.		(835,917)
Net Assets – 100.00%		$706,814,223

*	Non-income producing security.
**	At July 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$37,524,209
Gross unrealized depreciation	(17,927,322)
Net unrealized appreciation	$19,596,887

(a)	These securities have been determined by the Subadviser to be illiquid securities. At July 31, 2013, these securities amounted to $70,658,706 or 10.00% of net assets.

See accompanying Notes to Schedule of Investments.

22

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2013
Schedule of Investments (unaudited)

% of Total Net Assets

Par Value		Market Value

CORPORATE NOTES AND BONDS – 40.92%
	Consumer Discretionary – 2.87%
$325,000	ADT Senior Unsecured Notes 3.500%, 07/15/22	$272,447
160,000	American Axle & Manufacturing 6.625%, 10/15/22	170,000
115,000	Cinemark USA 7.375%, 06/15/21	125,925
140,000	Claire’s Stores 7.750%, 06/01/20 (a)	141,750
700,000	Cosan Luxembourg SA (Luxembourg) 5.000%, 03/14/23 (a)	658,000
290,000	DIRECTV Holdings 5.000%, 03/01/21	306,121
500,000	Ford Motor Senior Unsecured Notes 7.450%, 07/16/31	619,146
45,000	Gannett 5.125%, 07/15/20 (a)	45,113
165,000	Goodyear Tire & Rubber 7.000%, 05/15/22	176,138
190,000	Hawk Acquisition Sub Secured Notes 4.250%, 10/15/20 (a)	182,875
180,000	HD Supply Senior Unsecured Notes 7.500%, 07/15/20 (a)	191,250
170,000	Lear 4.750%, 01/15/23 (a)	167,450
335,000	Macy’s Retail Holdings 2.875%, 02/15/23	312,029
300,000	Mattel Senior Unsecured Notes 2.500%, 11/01/16	311,108
135,000	MGM Resorts International 6.625%, 12/15/21	142,594
165,000	Michaels Stores 7.750%, 11/01/18	179,644
50,000	NCL (Bermuda) 5.000%, 02/15/18 (a)	50,125
185,000	Regal Entertainment Group Senior Unsecured Notes 5.750%, 02/01/25	178,525
185,000	Reynolds Group Issuer Senior Secured Notes 7.875%, 08/15/19	204,425
185,000	Sally Holdings/Sally Capital 5.750%, 06/01/22	193,325
190,000	Service Corporation International Senior Unsecured Notes 5.375%, 01/15/22 (a)	191,663
175,000	Sirius XM Radio Senior Unsecured Notes 4.250%, 05/15/20 (a)	163,188
180,000	Sun Merger Sub Senior Unsecured Notes 5.875%, 08/01/21 (a)	180,900
325,000	Teva Pharmaceutical Finance Co BV (Cook Islands) 2.950%, 12/18/22	306,409
170,000	Toll Brothers Finance 5.875%, 02/15/22	178,500
270,000	Wynn Las Vegas 7.750%, 08/15/20	305,100
		5,953,750

	Consumer Staples – 2.97%
675,000	Altria Group 2.850%, 08/09/22	624,650
400,000	Anadolu Efes Biracilik Ve Malt Sanayii AS (Turkey) Senior Unsecured Notes 3.375%, 11/01/22 (a)	344,000
300,000	Coca-Cola Senior Unsecured Notes 1.800%, 09/01/16	307,812
400,000	ConAgra Foods Senior Unsecured Notes 3.200%, 01/25/23	383,924
190,000	Constellation Brands 4.250%, 05/01/23	179,550
100,000	Corp Lindley (Peru) Senior Unsecured Notes 6.750%, 11/23/21 (a)	110,500
300,000	Corp Lindley SA (Peru) Senior Unsecured Notes 4.625%, 04/12/23 (a)	285,750
	Corp Pesquera Inca (Peru)
200,000	9.000%, 02/10/17	207,000
100,000	9.000%, 02/10/17 (a)	103,500
300,000	Diageo Capital (United Kingdom) 1.500%, 05/11/17	299,053
100,000	Glencore Funding 2.500%, 01/15/19 (a)	91,910

See accompanying Notes to Schedule of Investments.

23

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2013
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Consumer Staples (continued)
$400,000	IOI Investment L Bhd (Malaysia) 4.375%, 06/27/22	$380,855
70,000	JBS USA Senior Unsecured Notes 7.250%, 06/01/21	72,100
243,000	Kellogg Senior Unsecured Notes 7.450%, 04/01/31	313,672
290,000	Kraft Foods Senior Unsecured Notes 5.375%, 02/10/20	327,605
475,000	Kroger Senior Unsecured Notes 3.400%, 04/15/22	467,006
180,000	Post Holdings 7.375%, 02/15/22 (a)	193,950
175,000	Revlon Consumer Products 5.750%, 02/15/21 (a)	177,188
185,000	Safway Group Holding Secured Notes 7.000%, 05/15/18 (a)	186,388
159,000	Spectrum Brands Escrow 6.625%, 11/15/22 (a)	170,528
305,000	Tyson Foods 4.500%, 06/15/22	314,738
600,000	Wal-Mart Stores Senior Unsecured Notes 3.250%, 10/25/20	621,230
		6,162,909

	Energy – 7.55%
200,000	Atlas Pipeline Partners 4.750%, 11/15/21 (a)	184,500
	BP Capital Markets (United Kingdom)
220,000	4.750%, 03/10/19	245,255
100,000	2.500%, 11/06/22	91,577
200,000	CNPC General Capital (Virgin Islands) 3.400%, 04/16/23 (a)	188,163
235,000	ConocoPhillips 6.500%, 02/01/39	303,381
185,000	Continental Resources 4.500%, 04/15/23	180,375
	Devon Energy Senior Unsecured Notes
200,000	6.300%, 01/15/19	234,714
375,000	4.000%, 07/15/21	388,662
1,400,000	Gazprom OAO Via Gaz Capital SA (Luxembourg) Senior Unsecured Notes 4.950%, 02/06/28	1,232,000
270,000	Halliburton Senior Unsecured Notes 6.150%, 09/15/19	326,090
	Kinder Morgan Energy Partners Senior Unsecured Notes
225,000	2.650%, 02/01/19	226,647
175,000	6.950%, 01/15/38	208,668
75,000	6.500%, 09/01/39	85,228
800,000	Lukoil International Finance BV (Netherlands) 4.563%, 04/24/23	751,000
275,000	Marathon Petroleum Senior Secured Notes 5.125%, 03/01/21	301,486
180,000	Newfield Exploration Senior Unsecured Notes 5.750%, 01/30/22	186,300
301,000	ONEOK Partners 6.125%, 02/01/41	315,725
	Pacific Rubiales Energy (Canada)
215,000	7.250%, 12/12/21 (a)	232,200
1,200,000	7.250%, 12/12/21	1,296,000
630,000	Pemex Project Funding Master Trust 6.625%, 06/15/35	677,250
800,000	Petrobras Global Finance BV (Netherlands) 4.375%, 05/20/23	729,126
	Petroleos Mexicanos (Mexico)
900,000	3.500%, 01/30/23	825,750
250,000	4.875%, 01/18/24 (a)	253,125
275,000	Phillips 66 5.875%, 05/01/42	299,983
400,000	PTT PCL (Thailand) Senior Unsecured Notes 3.375%, 10/25/22	376,286
180,000	QEP Resources Senior Unsecured Notes 5.375%, 10/01/22	179,550
135,000	Regency Energy Partners 5.500%, 04/15/23	137,025
250,000	Reliance Holdings USA 5.400%, 02/14/22 (a)	260,267
1,200,000	Rosneft Oil Co via Rosneft International Finance (Ireland) Senior Unsecured Notes 4.199%, 03/06/22	1,110,000
600,000	Sibur Securities (Iran) 3.914%, 01/31/18	574,500
135,000	SM Energy Senior Unsecured Notes 5.000%, 01/15/24 (a)	131,963
140,000	Targa Resources Partners 4.250%, 11/15/23 (a)	129,150
275,000	Transocean (Cayman Islands) 6.000%, 03/15/18	310,442
1,000,000	Transportadora de Gas Internacional SA ESP (Colombia) Senior Unsecured Notes 5.700%, 03/20/22	1,057,500
	Tupras Turkiye Petrol Rafinerileri AS (Turkey) Senior Unsecured Notes
700,000	4.125%, 05/02/18 (a) (c)	656,250
700,000	4.125%, 05/02/18 (c)	656,250
275,000	Valero Energy 6.125%, 02/01/20	319,576
		15,661,964

See accompanying Notes to Schedule of Investments.

24

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2013
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Financials – 12.60%
	American Express Credit Senior Unsecured Notes
$325,000	2.750%, 09/15/15	$337,628
300,000	2.125%, 07/27/18	300,542
575,000	Australia & New Zealand Banking Group (Australia) Senior Unsecured Notes 4.875%, 01/12/21 (a)	627,374
	Banco de Bogota SA (Colombia)
600,000	5.375%, 02/19/23 (a)	594,000
400,000	5.375%, 02/19/23	396,000
	Banco de Credito del Peru (Peru)
100,000	4.250%, 04/01/23 Senior Subordinate Notes	92,000
350,000	6.125%, 04/24/27 (a) (b) Senior Unsecured Notes	351,750
1,000,000	4.250%, 04/01/23 (a)	920,000
600,000	Banco de Credito e Inversiones (Chile) 4.000%, 02/11/23	551,713
	Banco do Brasil SA/Cayman Islands (Belize)
500,000	5.875%, 01/19/23	483,500
400,000	8.500%, 10/20/49 (b)	444,000
300,000	Banco GNB Sudameris SA (Colombia) Senior Unsecured Notes 3.875%, 05/02/18 (a)	282,000
100,000	Banco Inter del Peru (Peru) 8.500%, 04/23/70	104,500
1,100,000	Bancolombia SA (Colombia) Senior Unsecured Notes 5.950%, 06/03/21	1,152,250
650,000	Bank of Montreal (Canada) Senior Unsecured Notes 1.400%, 09/11/17	637,871
315,000	BB&T Senior Unsecured Notes 1.600%, 08/15/17	311,032
200,000	BBVA Banco Continental SA (Peru) Senior Unsecured Notes 5.000%, 08/26/22	196,500
1,200,000	BBVA Bancomer SA/Texas (Mexico) 6.500%, 03/10/21	1,269,000
	Boston Properties Senior Unsecured Notes, REIT
250,000	4.125%, 05/15/21	259,135
50,000	3.850%, 02/01/23	49,580
175,000	CIT Group Senior Unsecured Notes 5.000%, 08/15/22	174,240
1,200,000	Corp Financiera de Desarrollo SA 4.750%, 02/08/22	1,203,000
1,400,000	Corpbanca (Chile) 3.125%, 01/15/18	1,304,488
250,000	CorpGroup Banking (Chile) 6.750%, 03/15/23 (a)	225,625
250,000	CorpGroup Banking SA (Chile) 6.750%, 03/15/23	223,750
600,000	General Electric Capital Senior Unsecured Notes 2.900%, 01/09/17	624,147
400,000	Global Bank (Pitcairn Island) 4.750%, 10/05/17	401,000
300,000	Goldman Sachs Group Senior Unsecured Notes 5.750%, 01/24/22	334,729
	Grupo Aval (Cayman Islands)
200,000	4.750%, 09/26/22 (a)	189,750
900,000	4.750%, 09/26/22	853,875
96,889	IIRSA Norte Finance (Cayman Islands) Senior Secured Notes 8.750%, 05/30/24	113,360
	Industrial Senior Trust (Cayman Islands)
300,000	5.500%, 11/01/22 (a)	286,500
500,000	5.500%, 11/01/22	477,500
700,000	Itau Unibanco Holding SA/Cayman Island (Belize) 5.500%, 08/06/22	665,000
	JPMorgan Chase Senior Unsecured Notes
125,000	4.950%, 03/25/20	137,931
475,000	4.500%, 01/24/22	503,937
675,000	Korea Development Bank (South Korea) Senior Unsecured Notes 4.375%, 08/10/15	716,110
424,000	Liberty Mutual 6.500%, 05/01/42 (a)	474,356
	MetLife Senior Unsecured Notes
47,000	6.375%, 06/15/34	57,692
175,000	5.700%, 06/15/35	197,241
125,000	5.875%, 02/06/41	146,508
250,000	4.125%, 08/13/42	226,328
325,000	Morgan Stanley Senior Unsecured Notes 3.750%, 02/25/23	313,408
25,000	MPT Operating Partnership, REIT 6.375%, 02/15/22	26,438
545,000	National Rural Utilities Cooperative Finance Collateral Trust 10.375%, 11/01/18	752,648
175,000	Nuveen Investments Senior Unsecured Notes 9.500%, 10/15/20 (a)	178,063
400,000	Pesquera Exalmar S.A.A. (Peru) Senior Unsecured Notes 7.375%, 01/31/20	382,000
	PNC Funding
311,000	4.375%, 08/11/20	335,894
300,000	3.300%, 03/08/22	293,243
700,000	Sberbank of Russia Via SB Capital SA (Luxembourg) 5.125%, 10/29/22	662,375

See accompanying Notes to Schedule of Investments.

25

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2013
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Financials (continued)
	Scotiabank Peru SA (Peru)
$800,000	4.500%, 12/13/27 (a) (b)	$721,000
600,000	4.500%, 12/13/27 (b)	540,750
	Simon Property Group Senior Unsecured Notes
75,000	5.650%, 02/01/20	86,433
110,000	4.375%, 03/01/21	117,882
1,000,000	Tanner Servicios Financieros SA (Chile) 4.375%, 03/13/18 (a)	957,711
	VTB Bank OJSC Via VTB Capital SA (Luxembourg)
200,000	6.950%, 10/17/22	202,500
	Senior Unsecured Notes
1,000,000	6.875%, 05/29/18	1,075,000
	Wells Fargo Senior Unsecured Notes
500,000	4.600%, 04/01/21	545,513
75,000	3.500%, 03/08/22	75,962
		26,164,262

	Healthcare – 1.59%
185,000	Alere 6.500%, 06/15/20 (a)	189,855
150,000	Baxter International Senior Unsecured Notes 3.200%, 06/15/23	147,414
	Becton Dickinson Senior Unsecured Notes
50,000	3.250%, 11/12/20	50,721
355,000	3.125%, 11/08/21	350,355
350,000	Biogen Idec Senior Unsecured Notes 6.875%, 03/01/18	415,155
325,000	Celgene Senior Unsecured Notes 3.250%, 08/15/22	312,000
400,000	Covidien International Finance SA (Luxembourg) 2.950%, 06/15/23	382,186
180,000	DaVita HealthCare Partners 5.750%, 08/15/22	183,150
180,000	IASIS Healthcare 8.375%, 05/15/19	189,900
75,000	Novartis Capital 2.400%, 09/21/22	70,186
180,000	Select Medical 6.375%, 06/01/21 (a)	175,500
180,000	VPII Escrow (Canada) Senior Unsecured Notes 7.500%, 07/15/21 (a)	193,950
	WellPoint Senior Unsecured Notes
150,000	5.250%, 01/15/16	164,865
100,000	2.375%, 02/15/17	101,591
175,000	5.875%, 06/15/17	199,677
175,000	2.300%, 07/15/18 (d)	174,856
		3,301,361

	Industrials – 5.90%
200,000	Alpek SA de CV (Mexico) Senior Unsecured Notes 4.500%, 11/20/22 (a)	193,500
185,000	Avis Budget Car Rental/Avis Budget Finance 5.500%, 04/01/23 (a)	183,150
300,000	BFF International (Cayman Islands) 7.250%, 01/28/20	333,000
225,000	Boeing Senior Unsecured Notes 6.875%, 03/15/39	309,686
350,000	Burlington Northern Santa Fe Senior Unsecured Notes 3.000%, 03/15/23	335,069
100,000	Cemex Espana Luxembourg (Spain) Senior Secured Notes 9.250%, 05/12/20	109,750
	Cemex Sab de CV (Mexico) Senior Secured Notes
100,000	9.000%, 01/11/18	109,250
600,000	5.875%, 03/25/19 (a)	601,500
	Cencosud SA (Colombia)
1,000,000	4.875%, 01/20/23 (a)	960,644
200,000	4.875%, 01/20/23	192,129
	CFR International SPA (Colombia)
400,000	5.125%, 12/06/22 (a)	377,535
600,000	5.125%, 12/06/22	566,302
	ESAL GmbH (American Samoa)
800,000	6.250%, 02/05/23 (a)	738,000
200,000	6.250%, 02/05/23	184,500
200,000	Ferreycorp SAA (Peru) 4.875%, 04/26/20 (a)	189,000
800,000	Freeport-McMoRan Copper & Gold Senior Unsecured Notes 3.550%, 03/01/22	724,756
	Grupo KUO SAB De CV (Mexico)
500,000	6.250%, 12/04/22 (a)	506,250
700,000	6.250%, 12/04/22	708,750
	Illinois Tool Works Senior Unsecured Notes
125,000	6.250%, 04/01/19	151,213
175,000	3.375%, 09/15/21	178,250
190,000	Iron Mountain 5.750%, 08/15/24	180,500
155,000	Manitowoc 8.500%, 11/01/20	175,150
300,000	NET Servicos de Comunicacao (Belize) 7.500%, 01/27/20	329,250
700,000	Noble Group (Bermuda) Senior Unsecured Notes 6.750%, 01/29/20	721,875
225,000	Novartis Capital 4.400%, 04/24/20	248,107
400,000	OAS Financial (Belize) 8.875%, 04/29/49 (a) (b)	366,000
200,000	Pesquera Exalmar S.A.A. (Peru) Senior Unsecured Notes 7.375%, 01/31/20 (a)	191,000

See accompanying Notes to Schedule of Investments.

26

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2013
Schedule of Investments (unaudited) – continued

Par Value		Market Value
	Industrials (continued)
$180,000	RR Donnelley & Sons Senior Unsecured Notes 7.875%, 03/15/21	$195,300
400,000	SACI Falabella (Colombia) Senior Unsecured Notes 3.750%, 04/30/23 (a)	367,640
400,000	SMU SA (Colombia) 7.750%, 02/08/20 (a)	292,000
	Southwest Airlines Senior Unsecured Notes
201,000	5.750%, 12/15/16	222,970
225,000	5.125%, 03/01/17	242,212
175,000	Terex 6.000%, 05/15/21	180,250
155,000	United Rentals North America 7.625%, 04/15/22	173,600
225,000	United Technologies Senior Unsecured Notes 3.100%, 06/01/22	223,671
425,000	Waste Management 6.125%, 11/30/39	493,970
		12,255,729

	Information Technology – 1.07%
375,000	Arrow Electronics Senior Unsecured Notes 3.375%, 11/01/15	388,081
180,000	Equinix Senior Unsecured Notes 7.000%, 07/15/21	197,775
340,000	Microsoft Senior Unsecured Notes 2.125%, 11/15/22	312,483
415,000	Motorola Solutions Senior Unsecured Notes 6.000%, 11/15/17	469,482
	Oracle Senior Unsecured Notes
375,000	1.200%, 10/15/17	367,341
175,000	2.375%, 01/15/19	176,504
300,000	Xerox Senior Unsecured Notes 4.250%, 02/15/15	313,867
		2,225,533

	Materials – 2.84%
400,000	Alfa Bank OJSC Via Alfa Bond Issuance (Iran) 7.500%, 09/26/19	421,000
185,000	Ashland 4.750%, 08/15/22 (a)	183,150
180,000	Celanese US Holdings 4.625%, 11/15/22	175,950
800,000	Cia Minera Milpo SAA (Peru) Senior Unsecured Notes 4.625%, 03/28/23 (a)	740,000
325,000	Dow Chemical Senior Unsecured Notes 3.000%, 11/15/22	305,867
	Ecolab Senior Unsecured Notes
30,000	2.375%, 12/08/14	30,581
275,000	1.000%, 08/09/15	275,012
550,000	Inversiones CMPC (Chile) 4.500%, 04/25/22	533,014
600,000	Mexichem SAB de CV (Mexico) Senior Unsecured Notes 4.875%, 09/19/22 (a)	592,500
1,000,000	Polyus Gold International (Jersey) 5.625%, 04/29/20 (a)	972,500
160,000	Sealed Air 6.500%, 12/01/20 (a)	173,600
200,000	Southern Copper Senior Unsecured Notes 3.500%, 11/08/22	181,990
	Vedanta Resources PLC (United Kingdom) Senior Unsecured Notes
500,000	8.250%, 06/07/21	524,688
800,000	7.125%, 05/31/23 (a)	782,000
		5,891,852

	Telecommunications – 2.28%
300,000	AT&T Senior Unsecured Notes 5.350%, 09/01/40	304,820
521,000	British Telecom (United Kingdom) Senior Unsecured Notes 5.950%, 01/15/18	602,725
185,000	CCO Holdings 5.250%, 09/30/22	173,438
75,000	Deutsche Telekom International Finance BV (Netherlands) 8.750%, 06/15/30	105,621
	Digicel (Bangladesh) Senior Unsecured Notes
200,000	7.000%, 02/15/20	205,000
800,000	6.000%, 04/15/21 (a)	786,000
300,000	France Telecom (France) Senior Unsecured Notes 2.750%, 09/14/16	310,253
	Globo Comunicacao e Participacoes (Belize)
200,000	6.250%, 07/20/15 (e)	210,000
200,000	5.307%, 05/11/22 (a) (e)	208,000
	Senior Unsecured Notes
200,000	5.307%, 05/11/22 (e)	208,000
180,000	Intelsat Luxembourg SA (Luxembourg) 7.750%, 06/01/21 (a)	190,125
200,000	Koninklijke KPN NV (Netherlands) Senior Unsecured Notes 8.375%, 10/01/30	255,267
170,000	SBA Communications Senior Unsecured Notes 5.625%, 10/01/19	172,125

See accompanying Notes to Schedule of Investments.

27

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2013
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Telecommunications (continued)
$200,000	Telefonica Celular del Paraguay (Paraguay) Senior Unsecured Notes 6.750%, 12/13/22 (a)	$209,000
200,000	TV Azteca SAB de CV (Mexico) 7.500%, 05/25/18	213,000
	VimpelCom Holdings BV (Netherlands)
300,000	5.200%, 02/13/19 (a)	297,360
300,000	5.950%, 02/13/23 (a)	280,500
		4,731,234

	Utilities – 1.25%
500,000	AES Andres Dominicana (Cayman Islands) Senior Secured Notes 9.500%, 11/12/20	527,500
300,000	Duke Energy Senior Unsecured Notes 3.550%, 09/15/21	304,076
350,000	EGE Haina Finance (Cayman Islands) Senior Secured Notes 9.500%, 04/26/17	358,750
100,000	Empresas Publicas de Medellin ESP (Colombia) Senior Unsecured Notes 7.625%, 07/29/19	117,500
200,000	Instituto Costarricense de Electricidad (Costa Rica) Senior Unsecured Notes 6.950%, 11/10/21 (a)	213,500
375,000	Midamerican Energy Holdings Senior Unsecured Notes 6.500%, 09/15/37	453,395
200,000	Southern Copper Senior Unsecured Notes 5.250%, 11/08/42	160,079
425,000	Southern Power Senior Unsecured Notes 4.875%, 07/15/15	456,736
		2,591,536
	Total Corporate Notes and Bonds (Cost $87,661,536)	84,940,130

COLLATERALIZED MORTGAGE-BACKED SECURITIES – 18.76%
1,072,000	American General Mortgage Loan Trust Series 2010-1A, Class A3 5.650%, 03/25/58 (a) (b)	1,125,215
250,000	Banc of America Commercial Mortgage Trust Series 2007-5, Class AM 5.772%, 02/10/51 (b)	272,166
350,000	Banc of America Commercial Mortgage Trust Series 2007-4, Class AM 5.810%, 02/10/51 (b)	385,355
785,844	Banc of America Funding Series 2010-R9, Class 3A3 5.500%, 12/26/35 (a)	580,595
934,408	Banc of America Funding Series 2006-B, Class 7A1 5.555%, 03/20/36 (b)	871,400
945,339	Banc of America Funding Series 2012-R4, Class A 0.456%, 03/04/39 (a) (b)	919,672
75,000	Banc of America Merrill Lynch Commercial Mortgage Series 2006-4, Class AM 5.675%, 07/10/46	83,610
100,000	Banc of America Re-REMIC Trust Series 2012-CLRN, Class B 1.791%, 08/15/29 (a) (b)	100,252
100,000	Banc of America Re-REMIC Trust Series 2012-CLRN, Class D 2.891%, 08/15/29 (a) (b)	100,444
465,818	Bear Stearns Asset Backed Securities Trust Series 2004-AC2, Class 2A 5.000%, 05/25/34	469,581
125,000	Bear Stearns Commercial Mortgage Securities Series 2006-PW14, Class AM 5.243%, 12/11/38	137,752
275,000	Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class AM 5.713%, 06/11/40 (b)	311,335
100,000	Bear Stearns Commercial Mortgage Securities Series 2005-PWR8, Class A4 4.674%, 06/11/41	105,325
100,000	Bear Stearns Commercial Mortgage Securities Series 2005-T18, Class AJ 5.005%, 02/13/42 (b)	106,140
264,867	Citicorp Mortgage Securities Series 2007-2, Class 3A1 5.500%, 02/25/37	258,833
350,000	Citigroup Commercial Mortgage Trust 2.738%, 01/12/18 (a)	343,903
350,000	Citigroup Commercial Mortgage Trust 2.911%, 01/12/18 (a)	338,475
50,000	Citigroup Commercial Mortgage Trust Series 2005-C3, Class AM 4.830%, 05/15/43 (b)	52,361
989,470	Citigroup Commercial Mortgage Trust Series 2012-GC8, Class XA 2.250%, 09/10/45 (a) (b)	120,976
130,000	Citigroup Commercial Mortgage Trust Series 2006-C5, Class AM 5.462%, 10/15/49	142,669
375,000	Citigroup Commercial Mortgage Trust Series 2007-C6, Class AM 5.696%, 12/10/49 (b)	416,367

See accompanying Notes to Schedule of Investments.

28

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2013
Schedule of Investments (unaudited) – continued

Par Value		Market Value

$6,752,866	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD5, Class XP 0.168%, 11/15/44 (a) (b)	$17,922
340,000	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class AMFX 5.366%, 12/11/49 (b)	350,748
1,096,022	Citimortgage Alternative Loan Trust Series 2007-A4, Class 1A13 5.750%, 04/25/37	886,936
200,000	Commercial Mortgage Pass Through Certificates Series 2007-TFLA, Class B 0.341%, 02/15/22 (a) (b)	197,749
275,000	Commercial Mortgage Pass Through Certificates Series 2006-C4, Class AM 5.509%, 09/15/39	292,720
300,000	Commercial Mortgage Pass Through Certificates Series 2006-C5, Class AM 5.343%, 12/15/39	323,463
1,982,834	Commercial Mortgage Pass Through Certificates Series 2012-CR3, Class XA 2.209%, 11/15/45 (b)	259,068
350,000	Commercial Mortgage Pass Through Certificates Series 2006-C7, Class AM 5.772%, 06/10/46 (b)	380,267
171,048	Commercial Mortgage Pass Through Certificates Series 2010-C1, Class XPA 2.353%, 07/10/46 (a) (b)	8,072
1,607,030	Countrywide Alternative Loan Trust Series 2005-J8, Class 1A5 5.500%, 07/25/35	1,564,786
2,040,548	Countrywide Alternative Loan Trust Series 2005-86CB, Class A5 5.500%, 02/25/36	1,712,458
577,951	Countrywide Alternative Loan Trust Series 2006-J1, Class 2A1 7.000%, 02/25/36	267,170
125,090	Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A17 6.000%, 08/25/37	108,938
477,328	Countrywide Alternative Loan Trust Series 2007-23CB, Class A3 0.693%, 09/25/37 (b)	277,590
455,768	Countrywide Alternative Loan Trust Series 2007-23CB, Class A4 6.307%, 09/25/37 (b) (f)	102,677
1,846,938	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-12, Class A9 5.750%, 08/25/37	1,759,121
1,130,790	Countrywide Home Loan Mortgage Pass Through Trust Series 2005-HYB8, Class 4A1 4.554%, 12/20/35 (b)	920,469
1,018,835	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-2, Class A13 6.000%, 03/25/37	923,277
234,774	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-7, Class A4 5.750%, 06/25/37	211,029
100,000	Credit Suisse First Boston Mortgage Securities Series 1998 -C2 Class F 6.750%, 11/15/30 (a) (b)	104,069
2,421,855	Credit Suisse First Boston Mortgage Securities Series 1997-C2, Class AX 0.188%, 01/17/35 (b)	874
152,612	Credit Suisse First Boston Mortgage Securities Series 2005-8, Class 9A4 5.500%, 09/25/35	140,399
250,000	Credit Suisse First Boston Mortgage Securities Series 2005-C6, Class AJ 5.230%, 12/15/40 (b)	263,994
194,873	Credit Suisse Mortgage Capital Certificates Series 2006-TF2A, Class A2 0.361%, 10/15/21 (a) (b)	193,053
435,607	Credit Suisse Mortgage Capital Certificates Series 2006-7, Class 1A3 5.000%, 08/25/36	351,312
357,533	Credit Suisse Mortgage Capital Certificates Series 2009-13R, Class 2A1 6.000%, 01/26/37 (a)	364,854
1,460,660	Credit Suisse Mortgage Capital Certificates Series 2007-1, Class 5A4 6.000%, 02/25/37	1,296,705
250,000	Credit Suisse Mortgage Capital Certificates Series 2009-RR2, Class IQB 5.695%, 04/16/49 (a) (b)	273,042
150,000	CW Capital Cobalt Commercial Mortgage Trust Series 2007-C2, Class AMFX 5.526%, 04/15/47 (b)	166,303
200,000	DBRR Trust Series 2012-EZ1, Class A 1.393%, 09/25/45 (a) (c)	200,620
250,000	DBRR Trust Series 2011-C32, Class A3B 5.748%, 06/17/49 (a) (b)	271,592
150,000	Del Coronado Trust 1.950%, 03/15/26 (a) (b)	148,547

See accompanying Notes to Schedule of Investments.

29

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2013
Schedule of Investments (unaudited) – continued

Par Value		Market Value

$150,000	Del Coronado Trust 2.650%, 03/15/26 (a) (b)	$147,014
275,000	Fontainebleau Miami Beach Trust Series 2001-FBLU, Class C 4.270%, 05/05/27 (a)	283,527
100,000	Fontainebleau Miami Beach Trust Series 2012-FBLU, Class E 5.253%, 05/05/27 (a)	103,826
100,000	GE Capital Commercial Mortgage Series 2005-C2, Class B 5.113%, 05/10/43 (b)	105,086
50,000	GMAC Commercial Mortgage Securities Series 2006-C1, Class AM 5.290%, 11/10/45 (b)	53,624
100,000	GMAC Commercial Mortgage Securities Series 2006 -C1 Class AJ 5.349%, 11/10/45 (b)	92,030
250,000	Greenwich Capital Commercial Funding Series 2007-GG9, Class AMFX 5.475%, 03/10/39	267,539
250,000	Greenwich Capital Commercial Funding Series 2007-GG11, Class AM 5.867%, 12/10/49 (b)	274,126
100,000	GS Mortgage Securities Corp II Series 2006-GG6, Class AM 5.622%, 04/10/38 (b)	108,556
350,000	GS Mortgage Securities Trust Series 2006-GG6, Class AJ 5.630%, 04/10/38 (b)	352,714
951,709	GSR Mortgage Loan Trust Series 2006-AR1, Class 3A1 3.179%, 01/25/36 (b)	817,054
131,578	HSBC Asset Loan Obligation Series 2007-2, Class 1A1 5.500%, 09/25/37	131,890
300,000	JPMorgan Chase Commercial Mortgage Securities 1.857%, 10/15/25 (a) (b)	302,162
2,338,031	JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP8, Class X 0.528%, 05/15/45 (b)	33,987
983,325	JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class XA 2.030%, 06/15/45 (b)	102,961
2,474,291	JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8, Class XA 2.208%, 10/15/45 (b)	300,077
1,254,695	JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C4, Class XA 1.573%, 07/15/46 (a) (b)	75,774
350,000	JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB17 Class AM 5.711%, 02/12/49 (b)	376,720
250,000	JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB20, Class AM 5.874%, 02/12/51 (b)	282,531
82,317	JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-C1, Class ASB 5.857%, 02/15/51	89,335
250,000	JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LD12, Class AM 6.000%, 02/15/51 (b)	276,310
250,000	LB Commercial Mortgage Trust Series 2007-C3, Class AMFL 5.884%, 07/15/44 (a) (b)	281,552
350,000	LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AM 5.413%, 09/15/39	387,084
350,000	LB-UBS Commercial Mortgage Trust Series 2007-C1, Class AJ 5.484%, 02/15/40	348,474
50,000	LB-UBS Commercial Mortgage Trust Series 2005-C3, Class AM 4.794%, 07/15/40	52,628
250,000	Merrill Lynch Mortgage Trust Series 2005-CIP1, Class AM 5.107%, 07/12/38 (b)	267,902
50,000	Merrill Lynch Mortgage Trust Series 2006-C1, Class AM 5.683%, 05/12/39 (b)	54,695
350,000	Merrill Lynch Mortgage Trust Series 2006-C2, Class AJ 5.802%, 08/12/43 (b)	345,806
250,000	ML-CFC Commercial Mortgage Trust Series 2007-5, Class AM 5.419%, 08/12/48	266,087
987,813	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XA 1.898%, 08/15/45 (a) (b)	100,351
250,000	Morgan Stanley Capital I Series 2007-IQ13, Class AM 5.406%, 03/15/44	270,296
1,451,415	Morgan Stanley Capital I Series 2011-C1, Class XA 0.950%, 09/15/47 (a) (b)	40,299
300,000	Morgan Stanley Capital I Trust Series 2006-HQ8, Class AJ 5.496%, 03/12/44 (b)	305,802
300,000	Morgan Stanley Capital I Trust 2007-HQ11 Series 2007-HQ11, Class AJ 5.508%, 02/12/44 (b)	314,164
1,357,646	Morgan Stanley Mortgage Loan Trust Series 2005-3AR, Class 2A2 2.524%, 07/25/35 (b)	1,127,837

See accompanying Notes to Schedule of Investments.

30

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2013
Schedule of Investments (unaudited) – continued

Par Value		Market Value

$200,000	Morgan Stanley Re-REMIC Trust Series 2010-HQ4, Class AJ 4.970%, 04/15/40 (a)	$205,982
300,000	Nomura Asset Acceptance Series 2005-AP3, Class A3 5.318%, 08/25/35 (b)	227,253
728,779	Prime Mortgage Trust Series 2006-DR1, Class 2A1 5.500%, 05/25/35 (a)	733,688
273,953	Residential Asset Securitization Trust Series 2006-A6, Class 1A1 6.500%, 07/25/36	178,799
678,135	Residential Asset Securitization Trust Series 2007-A1, Class A8 6.000%, 03/25/37	505,189
147,299	RREF Series 2013-LT2, Class A 2.833%, 05/22/28 (a)	147,151
86,464	SMA Issuer I Series 2012 - LV1, Class A 3.500%, 08/20/25 (a)	86,799
475,509	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 2A2 2.774%, 02/25/36 (b)	405,841
205,928	Structured Asset Securities Series 2005-10, Class 1A1 5.750%, 06/25/35	202,156
100,000	TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class AJ 5.528%, 08/15/39 (b)	109,311
1,973,229	UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class XA 2.185%, 08/10/49 (a) (b)	254,164
300,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C28, Class AJ 5.632%, 10/15/48 (b)	278,273
250,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class AM 5.924%, 02/15/51 (b)	277,783
350,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AMFL 0.392%, 12/15/43 (a)	322,246
891,993	Wachovia Mortgage Loan Trust Series 2005-A, Class 2A1 2.638%, 08/20/35 (b)	824,686
464,596	Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 1A1 6.000%, 06/25/37	412,306
1,105,979	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A5 2.640%, 03/25/36 (b)	1,050,466
775,753	Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 1A16 6.000%, 07/25/37	739,256
698,155	Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 2A2 6.000%, 07/25/37	672,858
661,917	Wells Fargo Mortgage Backed Securities Trust Series 2007-13, Class A6 6.000%, 09/25/37	663,948
988,878	WF-RBS Commercial Mortgage Trust Series 2012-C8, Class XA 2.241%, 08/15/45 (a) (b)	120,755
1,480,790	WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA 2.269%, 11/15/45 (a) (b)	192,630
	Total Collateralized Mortgage-Backed Securities (Cost $37,078,523)	38,933,610

U.S. GOVERNMENT OBLIGATIONS – 12.35%
	U.S. Treasury Bonds – 2.23%
1,590,000	4.250%, 05/15/39	1,785,769
2,760,000	3.750%, 08/15/41	2,842,154
		4,627,923

	U.S. Treasury Notes – 10.12%
3,700,000	0.125%, 12/31/13	3,700,651
1,680,000	2.375%, 05/31/18	1,763,081
4,160,000	1.500%, 08/31/18	4,178,849
1,700,000	1.000%, 08/31/19	1,627,419
4,440,000	1.875%, 06/30/20	4,410,514
1,430,000	1.750%, 05/15/22	1,354,702
4,270,000	1.625%, 08/15/22	3,979,939
		21,015,155
	Total U.S. Government Obligations (Cost $26,504,655)	25,643,078

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS – 10.82%
	Fannie Mae – 4.20%
980,022	5.000%, 09/25/33 Series 2003-92, Class PZ, REMIC	1,051,467
803,453	5.607%, 09/25/36 (b) (f) Series 2009-86, Class CI, REMIC	102,398
491,870	6.427%, 10/25/36 (b) (f) Series 2007-57, Class SX, REMIC	67,184
201,920	5.500%, 03/25/38 Series 2008-14, Class ZA, REMIC	226,302
292,599	4.000%, 01/25/41 Series 2010-156, Class ZC, REMIC	282,113
440,526	4.000%, 03/25/41 Series 2011-18, Class UZ, REMIC	465,699
115,096	8.910%, 09/25/41 (b) Series 2011-88, Class SB, REMIC	112,796
813,062	4.500%, 12/25/41 Series 2011-121, Class JP, REMIC	846,490
1,050,757	3.500%, 03/25/42 Series 2012-20, Class ZT, REMIC	945,723

See accompanying Notes to Schedule of Investments.

31

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2013
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Fannie Mae (continued)
$1,582,031	4.000%, 04/25/42 Series 2012-31, Class Z, REMIC	$1,624,032
1,029,552	3.500%, 10/25/42 Series 2012-105, Class Z, REMIC	880,539
583,595	1.500%, 02/25/43 Series 2013-6, Class ZH, REMIC	516,605
1,483,982	4.456%, 11/25/49 (b) Series 2012-144, Class PT, REMIC	1,596,123
		8,717,471

	Freddie Mac – 5.14%
2,877,102	3.000%, 08/15/42 Series 269, Class 30, STRIP	2,784,647
767,304	5.000%, 12/15/34 Series 2909, Class Z, REMIC	844,241
1,697,036	5.000%, 03/15/35 Series 2945, Class CZ, REMIC	1,796,573
567,438	5.500%, 08/15/36 Series 3626, Class AZ, REMIC	641,382
330,472	5.909%, 04/15/37 (b) (f) Series 3301, Class MS, REMIC	32,767
245,088	5.809%, 11/15/37 (b) (f) Series 3382, Class SB, REMIC	25,717
247,373	6.199%, 11/15/37 (b) (f) Series 3384, Class S, REMIC	31,666
1,500,000	4.000%, 12/15/38 Series 3738, Class BP, REMIC	1,591,061
772,269	5.329%, 01/15/39 (b) (f) Series 3500, Class SA, REMIC	76,199
816,058	4.500%, 01/15/40 Series 3818, Class JA, REMIC	852,896
110,499	4.000%, 01/15/41 Series 3795, Class VZ, REMIC	115,256
188,910	4.000%, 06/15/41 Series 3872, Class BA, REMIC	199,427
216,629	4.000%, 07/15/41 Series 3888, Class ZG, REMIC	225,557
382,845	4.500%, 07/15/41 Series 3894, Class ZA, REMIC	406,532
48,898	9.170%, 09/15/41 (b) Series 3924, Class US, REMIC	49,204
529,989	3.500%, 11/15/41 Series 3957, Class DZ, REMIC	537,158
480,969	4.000%, 11/15/41 Series 3957, Class HZ, REMIC	455,585
		10,665,868

	Government National Mortgage Association – 1.48%
53,019	31.255%, 03/20/34 (b) Series 2004-35, Class SA	92,583
944,346	7.439%, 08/20/38 (b) (f) Series 2008-69, Class SB	164,600
854,571	5.928%, 03/20/39 (b) (f) Series 2010-98, Class IA	99,730
1,047,105	4.500%, 05/16/39 Series 2009-32, Class ZE	1,114,824
600,651	4.500%, 05/20/39 Series 2009-35, Class DZ	654,360
593,944	4.500%, 09/20/39 Series 2009-75, Class GZ	645,716
2,093,598	5.259%, 06/20/41 (b) (f) Series 2011-89, Class SA	294,931
		3,066,744
	Total Agency Collateralized Mortgage Obligations (Cost $23,329,987)	22,450,083

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES – 8.70%
	Fannie Mae – 6.81%
431,478	4.000%, 09/01/31 Pool # MA3894	450,068
982,434	3.500%, 12/01/31 Pool # MA0919	1,002,339
858,447	3.500%, 01/01/32 Pool # MA0949	875,975
2,757,082	3.000%, 12/01/32 Pool # MA1275	2,698,666
1,957,087	3.000%, 03/01/33 Pool # MA1366	1,947,405
1,984,685	3.000%, 06/01/33 Pool # MA1459	1,974,856
543,258	4.000%, 02/01/42 Pool # AK4039	558,409
427,575	4.500%, 03/01/42 Pool # MA1050	448,282
1,146,775	3.500%, 05/01/42 Pool # MA1068	1,143,546
890,553	4.000%, 06/01/42 Pool # AB5459	916,604
2,121,772	3.500%, 07/01/42 Pool # MA1117	2,115,793
		14,131,943

	Freddie Mac – 1.89%
1,932,322	3.000%, 12/01/32 Gold Pool # C91594	1,929,945
76,114	5.000%, 07/01/35 Gold Pool # G01840	81,856
29,361	5.500%, 12/01/38 Gold Pool # G06172	31,706
371,444	4.000%, 10/01/41 Gold Pool # T60392	380,846
1,505,867	3.500%, 10/01/42 Gold Pool # T65110	1,501,675
		3,926,028
	Total U.S. Government Mortgage-Backed Securities (Cost $18,790,218)	18,057,971

ASSET-BACKED SECURITIES – 3.86%
184,380	Adirondack Park CLO Series 2013-A1, Class X 1.268%, 04/15/16 (a) (b)	184,342

See accompanying Notes to Schedule of Investments.

32

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2013
Schedule of Investments (unaudited) – continued

Par Value		Market Value

$250,000	ALM IV Series 2011-A4, Class C 3.028%, 07/18/22 (a) (b)	$241,775
250,000	ARES CLO Series 2012-2A, Class D 4.977%, 10/12/23 (a) (b)	249,266
500,000	ARES XXVI CLO Series 2013-1A, Class D 4.060%, 04/15/25 (a) (b)	474,283
1,370,083	Bayview Financial Acquisition Trust Series 2007-A, Class 1A5 6.101%, 05/28/37 (e)	1,378,309
250,000	BlueMountain CLO Series 2012-1A, Class E 5.776%, 07/20/23 (a) (b)	238,175
	Brookside Mill CLO Series 2013-1A, Class D
250,000	3.275%, 04/17/25 (a) (d) (b)	230,634
	Series 2013-1A, Class E
250,000	4.625%, 04/17/25 (a) (d) (b)	224,045
	Cent CLO 18 Series 2013-18A, Class D
250,000	3.825%, 07/23/25 (a) (b)	234,043
	Series 2013-18A, Class E
250,000	4.875%, 07/23/25 (a) (b)	220,333
100,000	Credit-Based Asset Servicing and Securitization Series 2007-MX1, Class A4 6.231%, 12/25/36 (a) (e)	69,013
250,000	Dryden XXIV Senior Loan Fund Series 2012-24A, Class D 5.025%, 11/15/23 (a) (b)	250,000
250,000	GoldenTree Loan Opportunities VI Series 2012-6A, Class D 4.478%, 04/17/22 (a) (b)	248,030
757,000	GSAA Trust Series 2006-15, Class AF3B 5.933%, 09/25/36 (b)	139,244
	LCM XI Series 10A, Class D
500,000	4.877%, 04/15/22 (a) (b)	497,270
	Series 11A, Class D
250,000	4.226%, 04/19/22 (a) (b)	243,586
	Nomad CLO Series 2013-1A, Class B
250,000	3.230%, 01/15/25 (a) (b)	245,597
250,000	Series 2013-1A, Class C 3.780%, 01/15/25 (a) (b)	236,957
	Octagon Investment Partners XVI Series 2013-1A, Class D
250,000	3.622%, 07/17/25 (a) (b)	235,525
	Series 2013-1A, Class E
250,000	4.772%, 07/17/25 (a) (b)	219,422
250,000	OHA Intrepid Leveraged Loan Fund Series 2011-1AR, Class DR 3.326%, 04/20/21 (a) (b)	245,012
350,595	Residential Asset Mortgage Products Series 2006-RS5, Class A3 0.360%, 09/25/36 (b)	327,730
	Residential Asset Securities Series 2004-KS6, Class A15
500,000	5.850%, 07/25/34 (b)	456,300
	Series 2005-KS4, Class M1
419,148	0.600%, 05/25/35 (b)	411,875
41,575	Tricadia CDO Series 2003-1AR, Class A3L 0.973%, 02/28/16 (a) (b) (c)41,533
250,000	WhiteHorse III Series 2006-1A, Class B1L 2.124%, 05/01/18 (a) (b)	240,187
250,000	Wind River CLO Series 2013-1A, Class C 3.683%, 04/20/25 (a) (b)	236,425
	Total Asset-Backed Securities (Cost $8,030,448)	8,018,911

FOREIGN GOVERNMENT BONDS – 0.72%
700,000	Corp Andina de Fomento Senior Unsecured Notes 3.750%, 01/15/16	740,592
426,000	Mexico Government International Bond Senior Unsecured Notes 5.625%, 01/15/17	477,120
250,000	Ras Laffan Liquefied Natural Gas III 5.838%, 09/30/27	270,000
	Total Foreign Government Bonds (Cost $1,470,985)	1,487,712

Shares

INVESTMENT COMPANIES – 2.68%
1,021,482	BlackRock Liquidity Funds TempCash Portfolio (g)	1,021,482
447,316	DoubleLine Floating Rate Fund	4,535,785
	Total Investment Companies (Cost $5,521,482)	5,557,267

Total Investments – 98.81% (Cost $208,387,834)*		205,088,762
Net Other Assets and Liabilities – 1.19%		2,475,822
Net Assets – 100.00%		$207,564,584

*	At July 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$3,305,542
Gross unrealized depreciation	(6,604,614)
Net unrealized depreciation	$(3,299,072)

See accompanying Notes to Schedule of Investments.

33

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2013
Schedule of Investments (unaudited) – continued

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2013, these securities amounted to $36,745,959 or 17.70% of net assets. These securities have been determined by the Subadviser to be liquid securities.

(b)	Variable rate bond. The interest rate shown reflects the rate in effect at July 31, 2013.
(c)	Securities with a total aggregate market value of $1,554,653 or 0.75% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.
(d)	Delayed delivery security. See Note 3 in the Notes to Schedule of Investments.
(e)	Step Coupon. Security becomes interest bearing at a future date.
(f)
Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	Security with a market value of $284,514 has been pledged as collateral for delayed delivery securities.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor
STRIP	Separate Trading of Registered Interest and Principal

Portfolio Composition
U.S. Government Obligations	12%
U.S. Government Agency Obligations	20%
Corporate Notes and Bonds
(S&P Ratings)
AAA	2%
AA	4%
A	9%
BBB	26%
BB	8%
B	4%
Lower than B	10%
Not Rated	5%
100%

See accompanying Notes to Schedule of Investments.

34

Aston Funds

ASTON/TCH Fixed Income Fund	July 31, 2013
Schedule of Investments (unaudited)

% of Total Net Assets

Par Value		Market Value

CORPORATE NOTES AND BONDS – 65.70%
	Consumer Discretionary – 4.67%
$350,000	ADT Senior Unsecured Notes 4.875%, 07/15/42	$266,709
865,000	L Brands Senior Unsecured Notes 7.600%, 07/15/37	888,787
100,000	Macy’s Retail Holdings 7.875%, 07/15/15 (a)	112,939
200,000	PVH Senior Unsecured Notes 4.500%, 12/15/22	196,500
	QVC
200,000	5.125%, 07/02/22	202,388
500,000	5.950%, 03/15/43 (b)	457,435
250,000	Staples Senior Unsecured Notes 9.750%, 01/15/14	259,815
450,000	Whirlpool, MTN Senior Unsecured Notes 8.600%, 05/01/14	475,666
		2,860,239

	Consumer Staples – 3.16%
	Altria Group
500,000	8.500%, 11/10/13	510,392
200,000	10.200%, 02/06/39	309,073
150,000	PepsiCo Senior Unsecured Notes 7.900%, 11/01/18	192,884
100,000	Reynolds American 7.750%, 06/01/18	122,398
	Walgreen Senior Unsecured Notes
300,000	4.875%, 08/01/13	300,000
500,000	0.772%, 03/13/14 (c)	500,841
		1,935,588

	Energy – 8.89%
	Chesapeake Energy
250,000	6.625%, 08/15/20	272,500
250,000	6.125%, 02/15/21	266,250
500,000	Dolphin Energy (United Arab Emirates) 5.500%, 12/15/21 (b)	551,250
250,000	El Paso Pipeline Partners Operating 7.500%, 11/15/40	313,817
250,000	Energy Transfer Partners Senior Unsecured Notes 9.000%, 04/15/19	319,571
250,000	Hess Senior Unsecured Notes 8.125%, 02/15/19	318,670
250,000	KazMunayGas National (Kazakhstan) Senior Unsecured Notes 5.750%, 04/30/43 (b)	220,913
400,000	Kinder Morgan Energy Partners Senior Unsecured Notes 9.000%, 02/01/19	515,086
450,000	Nabors Industries 9.250%, 01/15/19	562,378
250,000	Petrobras Global Finance BV (Netherlands) 5.625%, 05/20/43	211,614
250,000	Pride International Senior Unsecured Notes 6.875%, 08/15/20	299,802
250,000	Puget Energy 5.625%, 07/15/22	270,584
250,000	Rockies Express Pipeline Senior Unsecured Notes 6.875%, 04/15/40 (b)	208,750
250,000	Rowan 5.000%, 09/01/17	270,958
250,000	Valero Energy 9.375%, 03/15/19	327,851
400,000	Weatherford International (Bermuda) 9.625%, 03/01/19	513,991
		5,443,985

	Financials – 22.31%
250,000	AFLAC Senior Unsecured Notes 8.500%, 05/15/19	326,191
450,000	American Financial Group Senior Unsecured Notes 9.875%, 06/15/19	582,600
250,000	Banco Bradesco SA/Cayman Islands (Brazil) Subordinated Notes 5.750%, 03/01/22 (b)	249,375

See accompanying Notes to Schedule of Investments.

35

Aston Funds

ASTON/TCH Fixed Income Fund	July 31, 2013
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Financials (continued)
	Bancolombia SA (Colombia) Senior Unsecured Notes
$250,000	5.950%, 06/03/21	$261,875
	Subordinated Notes
250,000	5.125%, 09/11/22	233,750
550,000	Barrick North America Finance 5.700%, 05/30/41	456,598
125,000	Berkshire Hathaway Finance Senior Unsecured Notes 5.000%, 08/15/13	125,163
	Blackstone Holdings Finance
150,000	6.625%, 08/15/19 (b) (d)	178,082
250,000	6.250%, 08/15/42 (b) (d)	258,258
250,000	Bunge Ltd Finance 8.500%, 06/15/19	311,550
175,000	Capital One Financial Senior Unsecured Notes 6.250%, 11/15/13	177,808
400,000	CME Group Senior Unsecured Notes 5.400%, 08/01/13	400,000
500,000	Daimler Finance 1.049%, 04/10/14 (b) (c)	501,855
250,000	Discover Bank Subordinated Notes 7.000%, 04/15/20	295,468
500,000	Entertainment Properties Trust 5.750%, 08/15/22	510,133
1,000,000	General Electric Capital, MTN Senior Unsecured Notes 0.965%, 04/24/14 (c)	1,005,388
800,000	Goldman Sachs Capital I 6.345%, 02/15/34	796,076
400,000	Goldman Sachs Group Subordinated Notes 6.750%, 10/01/37	422,244
350,000	Hospitality Properties Trust Senior Unsecured Notes 4.500%, 06/15/23	341,080
250,000	ING US 5.750%, 07/15/22 (a) (b)	270,590
250,000	Intesa San Paolo SPA (Italy) Unsecured Notes 3.875%, 01/16/18	243,402
	IPIC, GMTN (Cayman Islands)
500,000	5.000%, 11/15/20 (b)	538,125
250,000	6.875%, 11/01/41 (b)	303,750
250,000	Itau Unibanco Holding SA (Brazil) Subordinated Notes 5.500%, 08/06/22 (b)	237,500
	Jefferies Group Senior Unsecured Notes
200,000	8.500%, 07/15/19	246,804
250,000	6.500%, 01/20/43	250,710
250,000	JPMorgan Chase, GMTN Senior Unsecured Notes 0.893%, 02/26/16 (c)	250,288
500,000	JPMorgan Chase, MTN Senior Unsecured Notes 1.065%, 01/24/14 (c)	501,889
250,000	KKR Group Finance 5.500%, 02/01/43 (b)	227,437
250,000	Lincoln National Senior Unsecured Notes 7.000%, 06/15/40	318,689
300,000	Marsh & McLennan Senior Unsecured Notes 9.250%, 04/15/19	393,840
750,000	Merrill Lynch, MTN Senior Unsecured Notes 6.875%, 04/25/18	881,491
500,000	Morgan Stanley,GMTN Senior Unsecured Notes 5.500%, 07/28/21	548,768
250,000	Nomura Holdings (Japan), MTN Semior Unsecured Notes 1.722%, 09/13/16 (c)	251,328
250,000	Royal Bank of Canada (Canada), GMTN Senior Unsecured Notes 0.965%, 10/30/14 (c)	251,957
500,000	Wells Fargo Senior Unsecured Notes 1.197%, 06/26/15 (c)	506,213
		13,656,275

	Healthcare – 2.81%
125,000	Davita 6.375%, 11/01/18	132,812
250,000	Endo Health Solutions 7.000%, 07/15/19	262,500
200,000	Hospira, GMTN Senior Unsecured Notes 6.400%, 05/15/15	212,076
250,000	Humana Senior Unsecured Notes 8.150%, 06/15/38	331,347
500,000	Lorillard Tobacco 8.125%, 05/01/40	583,952
200,000	Quest Diagnostics 1.123%, 03/24/14 (c)	200,614
		1,723,301

	Industrials – 2.77%
370,000	Burlington Northern Santa Fe Senior Unsecured Notes 7.000%, 02/01/14	381,360
250,000	FedEx Senior Notes 8.000%, 01/15/19	316,135
500,000	Mexichem SAB de CV (Mexico) 6.750%, 09/19/42 (b)	480,000
250,000	Vale SA (Brazil) Senior Unsecured Notes 5.625%, 09/11/42	216,080
250,000	Waste Management 7.375%, 03/11/19	302,735
		1,696,310

See accompanying Notes to Schedule of Investments.

36

Aston Funds

ASTON/TCH Fixed Income Fund	July 31, 2013
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Information Technology – 4.91%
$500,000	DIRECTV Holdings/DIRECTV Financing 5.150%, 03/15/42	$453,044
250,000	eBay Senior Unsecured Notes 4.000%, 07/15/42	214,077
500,000	Hewlett-Packard Senior Unsecured Notes 6.000%, 09/15/41	498,077
500,000	International Business Machines Senior Unsecured Notes 6.500%, 10/15/13	506,018
500,000	Seagate HDD (Cayman Islands) 4.750%, 06/01/23 (b)	480,000
600,000	Telecom Italia Capital SA (Luxembourg) 7.721%, 06/04/38	602,113
250,000	Xerox Senior Unsecured Notes 1.672%, 09/13/13 (c)	250,222
		3,003,551
	Materials – 5.22%
100,000	Allegheny Technologies Senior Unsecured Notes 5.875%, 08/15/23	99,449
	ArcelorMittal (Luxembourg) Senior Unsecured Notes
750,000	6.000%, 03/01/21 (a)	761,250
400,000	7.500%, 10/15/39 (a)	381,000
200,000	Bemis Senior Unsecured Notes 6.800%, 08/01/19	236,845
250,000	Braskem America Finance 7.125%, 07/22/41 (b)	232,500
250,000	Dow Chemical (The) Senior Unsecured Notes 8.550%, 05/15/19	322,215
250,000	International Paper Senior Unsecured Notes 8.700%, 06/15/38	342,389
550,000	Rio Tinto Finance (Australia) 8.950%, 05/01/14	582,804
250,000	Teck Resources 6.250%, 07/15/41	237,125
		3,195,577
	Telecommunication Services – 7.08%
500,000	British Telecommunications (United Kingdom) Senior Unsecured Notes 1.397%, 12/20/13 (c)	501,822
	CenturyLink Senior Unsecured Notes
500,000	7.600%, 09/15/39	477,500
500,000	7.650%, 03/15/42	475,000
400,000	Expedia 5.950%, 08/15/20	419,938
350,000	Frontier Communications Senior Unsecured Notes 9.000%, 08/15/31	343,000
250,000	Telefonica Emisiones SAU (Spain) 5.877%, 07/15/19	271,630
500,000	Telefonica Europe BV (Netherlands) 8.250%, 09/15/30	607,044
450,000	Time Warner Cable 8.250%, 02/14/14	467,924
250,000	Vodafone Group (United Kingdom) Senior Unsecured Notes 0.659%, 02/19/16 (c)	250,066
500,000	Windstream 7.500%, 06/01/22	517,500
		4,331,424
	Utilities – 3.88%
500,000	Dubai Electricity & Water Authority (United Arab Emirates) Senior Unsecured Notes 8.500%, 04/22/15 (b)	555,000
450,000	FPL Group Capital 7.875%, 12/15/15	519,849
500,000	Georgia Power Senior Unsecured Notes 0.593%, 03/15/16 (c)	500,461
150,000	Pacific Gas & Electric Senior Unsecured Notes 8.250%, 10/15/18	194,253
450,000	Sempra Energy Senior Unsecured Notes 9.800%, 02/15/19	607,350
		2,376,913
	Total Corporate Notes and Bonds (Cost $37,671,690)	40,223,163

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 27.08%
	Fannie Mae – 6.95%
234,515	6.000%, 11/01/17, Pool # 662854	252,570
82,176	6.000%, 04/01/18, Pool # 725175	87,001
215,244	5.500%, 11/01/18, Pool # 748886	229,029
76,588	4.500%, 06/01/19, Pool # 747860	82,753
381,912	6.000%, 01/01/21, Pool # 850787	418,938
209,826	6.000%, 09/01/32, Pool # 847899	231,979
101,109	6.000%, 02/01/34, Pool # 771952	111,756
79,997	7.500%, 02/01/35, Pool # 787557	92,999
19,129	7.500%, 04/01/35, Pool # 819231	20,581
149,806	6.000%, 11/01/35, Pool # 844078	164,629
158,170	5.000%, 05/01/36, Pool # 745581	170,601

See accompanying Notes to Schedule of Investments.

37

Aston Funds

ASTON/TCH Fixed Income Fund Schedule of Investments (unaudited) – continued	July 31, 2013

Par Value		Market Value

	Fannie Mae (continued)
$99,713	6.000%, 12/01/36, Pool # 888029	$109,248
128,996	5.500%, 06/01/37, Pool # 918778	140,468
135,434	6.500%, 10/01/37, Pool # 888890	151,626
422,477	5.500%, 03/01/38, Pool # 962344	460,031
288,773	4.000%, 02/01/41, Pool # AE0949	300,314
253,524	4.000%, 02/01/41, Pool # AH5695	263,657
990,795	3.000%, 03/01/43, Pool # AB8615	963,154
		4,251,334
	Freddie Mac – 8.25%
372,444	5.500%, 11/01/20, Gold Pool # G18083	404,284
78,829	5.500%, 12/01/20, Gold Pool # G11820	85,569
54,693	6.000%, 10/01/35, Gold Pool # A47772	60,328
166,513	5.500%, 05/01/37, Gold Pool # A60048	179,813
287,771	5.500%, 09/01/37, Gold Pool # G03202	310,757
256,354	5.000%, 02/01/38, Gold Pool # A73409	274,544
524,693	5.000%, 04/01/38, Gold Pool # G04334	571,932
274,455	4.000%, 12/01/39, Gold Pool # G06935	284,756
131,927	4.000%, 05/01/41, Gold Pool # Q00870	136,885
793,961	4.000%, 11/01/41, Gold Pool # Q04550	823,797
987,893	3.000%, 04/01/43, Gold Pool # V80006	957,064
993,251	3.000%, 05/01/43, Gold Pool # G08525	962,099
		5,051,828
	Government National Mortgage Association – 2.15%
182,250	5.000%, 05/20/37, Pool # 782156	198,260
373,828	5.000%, 08/20/37, Pool # 4015	405,770
338,074	6.000%, 07/20/38, Pool # 4195	370,776
217,910	5.500%, 08/20/38, Pool # 4215	228,914
102,003	6.000%, 01/15/39, Pool # 698036	112,248
		1,315,968

	U.S. Treasury Bond – 1.48%
1,000,000	3.125%, 02/15/43	908,672
	U.S. Treasury Inflation Index Bonds – 4.96%
1,619,730	1.375%, 07/15/18	1,785,752
1,111,480	1.750%, 01/15/28	1,250,155
		3,035,907
	U.S. Treasury Notes – 3.29%
1,000,000	4.250%, 08/15/13	1,001,621
1,000,000	4.250%, 11/15/13	1,012,129
		2,013,750
	Total U.S. Government and Agency Obligations (Cost $16,133,957)	16,577,459

ASSET-BACKED SECURITIES – 1.54%
55,906	Ford Credit Auto Owner Trust Series 2009-D, Class A4 2.980%, 08/15/14	55,960
424,258	Series 2010-A, Class A4 2.150%, 06/15/15	426,832
266,285	Hyundai Auto Receivables Trust Series 2009-A, Class A4 3.150%, 03/15/16	267,977
187,707	Series 2010-A, Class A4 2.450%, 12/15/16	190,483

	Total Asset-Backed Securities (Cost $942,104)	941,252

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.31%
275,000	Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class A4 5.742%, 09/11/42 (c)	313,750
478,219	Citigroup Commercial Mortgage Series 2004-C1, Class A4 5.442%, 04/15/40 (c)	488,142
	Total Commercial Mortgage-Backed Securities (Cost $685,394)	801,892

FOREIGN GOVERNMENT BONDS – 1.16%
500,000	Republic of Poland Senior Unsecured Notes 5.000%, 03/23/22	537,500
150,000	State of Qatar Senior Unsecured Notes 6.400%, 01/20/40 (b)	173,250
	Total Foreign Government Bonds (Cost $643,686)	710,750

See accompanying Notes to Schedule of Investments.

38

Aston Funds

ASTON/TCH Fixed Income Fund	July 31, 2013
Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 1.33%
811,285	BlackRock Liquidity Funds TempCash Portfolio	$811,285
	Total Investment Company (Cost $811,285)	811,285
Total Investments – 98.12% (Cost $56,888,116)*		60,065,801
Net Other Assets and Liabilities – 1.88%		1,153,716
Net Assets – 100.00%		$61,219,517

*	At July 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$4,033,150
Gross unrealized depreciation	(855,465)
Net unrealized appreciation	$3,177,685

(a)
Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate shown will be accrual rate until maturity.

(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2013, these securities amounted to $6,124,070 or 10.00% of net assets. These securities have been determined by the Sub-Adviser to be liquid securities.

(c)	Variable rate bond. The interest rate shown reflects the rate in effect at July 31, 2013.
(d)	Standard & Poor’s (S&P) credit ratings are used in the absence of a rating by Moody’s Investors, Inc.

GMTN	Global Medium Term Note
MTN	Medium Term Note
S&P	Standard & Poor
SPA	Stand by Purchase Agreement

Portfolio Composition
Investment Company	1%
U.S. Government Obligations and Agency Obligations	28%
Commercial Mortgage-Backed Securities	1%
Asset-Backed Securities	2%
Foreign Government Bonds	1%
Corporate Notes and Bonds (Moody’s Ratings) (d)
Aa	4%
A	11%
Baa	38%
Ba	13%
B	1%
100%

See accompanying Notes to Schedule of Investments.

39

Aston Funds

ASTON/Lake Partners LASSO Alternatives Fund	July 31, 2013
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

INVESTMENT COMPANIES – 99.91%
	Long/Short Strategies – 50.23%
1,430,517	BlackRock Emerging Markets Long/Short Equity Fund-IS	$15,335,143
1,306,372	Convergence Core Plus Fund	21,646,582
1,100,386	Driehaus Emerging Markets Small Cap Growth Fund	13,116,605
1,042,263	FPA Crescent Fund-I	33,206,489
3,079,094	Robeco Boston Partners Long/Short Equity Fund-IS	66,446,846
4,326,535	The Weitz Funds - Partners III Opportunity Fund	66,542,113
		216,293,778

	Hedged Credit and Strategic Fixed Income – 28.90%
711,226	Avenue Credit Strategies Fund	7,958,617
1,445,598	BlackRock Global Long/Short Credit Fund-INS	15,366,703
2,595	Driehaus Active Income Fund	27,901
571,625	Guggenheim - Macro Opportunities Fund	15,153,787
985,444	John Hancock Funds II - Strategic Income Opportunities Fund	10,810,323
1,060,460	Metropolitan West High Yield Bond Fund-I	11,039,387
1,304,641	Metropolitan West Unconstrained Bond Fund	15,186,016
2,069,421	PIMCO Income Fund	25,329,708
786,550	PIMCO Mortgage Opportunities Fund	8,549,801
1,285,174	Scout Unconstrained Bond Fund	15,049,385
		124,471,628

	Arbitrage – 12.59%
1,700,115	Calamos Market Neutral Income Fund	21,761,472
2,922,554	Touchstone Merger Arbitrage Fund	32,469,576
		54,231,048

	Global Macro – 5.01%
1,983,096	John Hancock Funds II - Global Absolute Return Strategies Fund	21,556,254

	Cash Equivalents – 3.18%
13,690,171	Blackrock Liquidity Funds Treasury Trust Fund Portfolio	13,690,171
	Total Investment Companies (Cost $409,940,756)	430,242,879

Total Investments – 99.91% (Cost $409,940,756)*		430,242,879
Net Other Assets and Liabilities – 0.09%		408,924
Net Assets – 100.00%		$430,651,803

*	At July 31, 2013, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$22,668,362
	Gross unrealized depreciation	(2,366,240)
	Net unrealized appreciation	$20,302,122

See accompanying Notes to Schedule of Investments.

40

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	July 31, 2013
Schedule of Investments (unaudited)

% of Total Net Assets

The chart represents total investments in the Fund. Cash and Net Other Assets and Liabilities are negative 1.65% and cannot be represented in the pie chart format.

Shares		Market Value

COMMON STOCKS – 101.57%
	Consumer Discretionary – 17.01%
70,000	Carnival (a)	$2,592,100
460,000	Ford Motor (a)	7,764,800
115,000	Kohl’s (a)	6,092,700
500,000	Staples (a)	8,510,000
		24,959,600

	Energy – 8.72%
35,000	Anadarko Petroleum (a)	3,098,200
58,000	Apache (a)	4,654,500
55,000	Devon Energy (a)	3,025,550
20,000	Occidental Petroleum (a)	1,781,000
5,000	Transcocean (a)	235,800
		12,795,050

	Financials – 7.46%
120,000	BB&T (a)	4,282,800
20,000	Hartford Financial Services Group	617,200
125,000	Huntington Bancshares	1,068,750
40,000	MetLife (a)	1,936,800
50,000	SunTrust Banks (a)	1,739,500
30,000	Wells Fargo (a)	1,305,000
		10,950,050

	Healthcare – 3.10%
78,000	Quest Diagnostics (a)	4,548,180

	Industrials – 4.85%
55,000	Deere (a)	4,568,850
45,000	General Electric (a)	1,096,650
20,100	Raytheon (a)	1,443,984
		7,109,484

	Information Technology – 31.38%
415,000	Applied Materials (a)	6,768,650
160,000	Cisco Systems (a)	4,088,000
460,000	Corning (a)	6,987,400
280,000	Intel (a)	6,524,000
73,000	KLA-Tencor (a)	4,279,990
195,000	Microsoft (a)	6,206,850
625,000	Nokia OYJ, SP ADR (Finland) * (a)	2,462,500
110,000	Seagate Technology (Ireland) (a)	4,500,100
434,400	Xerox (a)	4,213,680
		46,031,170

	Materials – 4.58%
130,000	Dow Chemical (a)	4,555,200
120,000	Huntsman (a)	2,162,400
		6,717,600

	Telecommunication Services – 7.52%
140,000	AT&T (a)	4,937,800
170,000	CenturyLink (a)	6,094,500
		11,032,300

	Utilities – 16.95%
69,000	Entergy (a)	4,657,500
150,000	Exelon (a)	4,588,500
130,000	FirstEnergy (a)	4,949,100
144,400	PPL (a)	4,587,588
180,000	Public Service Enterprise Group (a)	6,082,200
		24,864,888
	Total Common Stocks (Cost $141,273,204)	149,008,322

Number of Contracts

PURCHASED OPTIONS – 0.08%
	SPDR S&P 500 ETF Trust
1,000	Strike @ $138 Exp 8/13	500
1,000	Strike @ $139 Exp 8/13	1,500
1,500	Strike @ $140 Exp 8/13	1,500
1,600	Strike @ $141 Exp 8/13	1,600
1,500	Strike @ $142 Exp 8/13	3,000
1,500	Strike @ $143 Exp 8/13	3,000
1,800	Strike @ $145 Exp 8/13	5,400
1,800	Strike @ $146 Exp 8/13	5,400
1,200	Strike @ $147 Exp 8/13	3,600
2,000	Strike @ $148 Exp 8/13	6,000
2,000	Strike @ $149 Exp 8/13	8,000
600	Strike @ $138 Exp 9/13	3,900
800	Strike @ $139 Exp 9/13	6,000
800	Strike @ $140 Exp 9/13	4,800
500	Strike @ $148 Exp 9/13	15,500
500	Strike @ $149 Exp 9/13	17,500
500	Strike @ $150 Exp 9/13	19,000
	Total Purchased Options (Cost $1,301,711)	106,200

See accompanying Notes to Schedule of Investments.

41

Aston Funds
ASTON/Anchor Capital Enhanced Equity Fund	July 31, 2013
Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 7.15%
10,491,975	BlackRock Liquidity Funds TempCash Portfolio	$10,491,975
	Total Investment Company (Cost $10,491,975)	10,491,975
Total Investments – 108.80% (Cost $153,066,890) **		159,606,497
Net Other Assets and Liabilities – (8.80)%		(12,903,626)
Net Assets – 100.00%		$146,702,871

*	Non-income producing security.
**	At July 31, 2013, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$13,128,716
	Gross unrealized depreciation	(6,589,109)
	Net unrealized appreciation	$6,539,607

(a)	Security position is either entirely or partially pledged as collateral for written call options.
ETF	Exchange-Traded Fund
S&P	Standard & Poor
SP ADR	Sponsored American Depositary Receipt
SPDR	Standard & Poor’s Depositary Receipt

Transactions in written call options for the period ended July 31, 2013 were as follows:

Contracts	Number of Contracts	Premium
Outstanding, October 31, 2012	56,326	$3,939,696
Call Options Written	186,730	13,874,316
Call Options Closed or Expired	(186,240)	(13,362,268)
Call Options Exercised	(1,217)	(143,580)
Outstanding, July 31, 2013	55,599	$4,308,164

Premiums received and value of written call equity options outstanding as of July 31, 2013.

Number of Contracts	Description	Premium Received	Market Value
	Anadarko Petroleum
200	Strike @ $105 Exp 2/14	$57,424	$40,900

	Apache
110	Strike @ $92.50 Exp 1/14	28,007	17,710
180	Strike @ $95 Exp 1/14	45,082	22,680
240	Strike @ $97.50 Exp 1/14	49,065	18,960

	Applied Materials
2,500	Strike @ $15 Exp 1/14	152,795	452,500
1,650	Strike @ $16 Exp 1/14	106,516	196,350

	AT&T
700	Strike @ $38 Exp 1/14	37,411	28,000
400	Strike @ $39 Exp 1/14	17,558	8,800
50	Strike @ $37 Exp 4/14	5,600	4,500
100	Strike @ $38 Exp 4/14	6,500	6,100

	BB&T
350	Strike @ $36 Exp 1/14	26,836	49,350
100	Strike @ $37 Exp 3/14	11,946	12,650
500	Strike @ $37 Exp 1/14	29,531	53,500
200	Strike @ $38 Exp 1/14	10,792	13,100
50	Strike @ $38 Exp 3/14	4,498	4,575

	Carnival
700	Strike @ $33 Exp 10/13	146,619	294,000

	CenturyLink
1,700	Strike @ $40 Exp 1/14	95,958	42,500

	Cisco Systems
500	Strike @ $21 Exp 1/14	63,499	247,000
900	Strike @ $23 Exp 1/14	53,799	292,500
200	Strike @ $24 Exp 1/14	8,800	53,800

	Corning
1,500	Strike @ $17 Exp 1/14	19,859	55,500
1,000	Strike @ $16 Exp 2/14	61,961	74,000
2,100	Strike @ $17 Exp 2/14	87,787	95,550

	Deere
500	Strike @ $95 Exp 3/14	98,429	84,000

	Devon Energy
200	Strike @ $65 Exp 1/14	19,020	14,400
100	Strike @ $67.50 Exp 1/14	7,105	4,650

	Dow Chemical
400	Strike @ $35 Exp 1/14	41,099	78,000
600	Strike @ $37 Exp 1/14	55,065	66,000
300	Strike @ $38 Exp 1/14	32,699	27,000

	Entergy
532	Strike @ $70 Exp 1/14	52,687	97,090
158	Strike @ $72.50 Exp 1/14	20,613	20,540

	Exelon
1,066	Strike @ $35 Exp 1/14	80,212	26,650
434	Strike @ $36 Exp 1/14	13,671	8,246

	FirstEnergy
200	Strike @ $44 Exp 10/13	9,800	2,000
60	Strike @ $43 Exp 1/14	2,340	1,500
500	Strike @ $50 Exp 1/14	16,005	2,500

	Ford Motor
485	Strike @ $15 Exp 3/14	93,889	122,220
800	Strike @ $16 Exp 3/14	60,679	148,000
2,800	Strike @ $17 Exp 3/14	275,790	375,200
515	Strike @ $18 Exp 3/14	46,298	46,865

	General Electric
450	Strike @ $22 Exp 1/14	47,249	121,500

	Huntsman
100	Strike @ $25 Exp 11/13	4,400	750
325	Strike @ $24 Exp 1/14	20,305	5,687
75	Strike @ $25 Exp 1/14	4,800	937
700	Strike @ $22 Exp 2/14	34,299	42,000

	Intel
1,000	Strike @ $27 Exp 1/14	16,375	25,000
500	Strike @ $25 Exp 4/14	41,980	45,000
1,300	Strike @ $27 Exp 4/14	67,135	58,500

See accompanying Notes to Schedule of Investments.

42

Aston Funds
ASTON/Anchor Capital Enhanced Equity Fund	July 31, 2013
Schedule of Investments (unaudited) – continued

Number of Contracts	Description	Premium Received	Market Value
	KLA-Tencor
730	Strike @ $50 Exp 1/14	$334,391	$689,850

	Kohl’s
58	Strike @ $50 Exp 10/13	8,582	24,360
651	Strike @ $52.50 Exp 1/14	163,900	227,850
441	Strike @ $55 Exp 1/14	40,699	97,020

	MetLife
400	Strike @ $40 Exp 1/14	76,031	360,000

	Microsoft
800	Strike @ $32 Exp 1/14	75,448	119,200
300	Strike @ $33 Exp 4/14	47,600	46,800
400	Strike @ $35 Exp 4/14	43,535	36,000

	Nokia
47	Strike @ $5.50 Exp 1/14	1,699	517
1,163	Strike @ $6 Exp 1/14	16,238	8,141
5,040	Strike @ $7 Exp 1/14	71,488	15,120

	Occidental Petroleum
50	Strike @ $90 Exp 1/14	9,650	23,500
50	Strike @ $95 Exp 1/14	9,500	13,500

	PPL
941	Strike @ $31 Exp 1/14	53,977	131,740
503	Strike @ $32 Exp 1/14	22,822	37,725

	Public Service Enterprise
1,800	Strike @ $35 Exp 9/13	52,333	63,000

	Quest Diagnostics
350	Strike @ $65 Exp 2/14	56,583	45,500
350	Strike @ $70 Exp 2/14	32,299	17,500

	Raytheon
150	Strike @ $57.50 Exp 1/14	25,194	225,000
51	Strike @ $60 Exp 1/14	6,169	62,093

	Seagale Technology
150	Strike @ $40 Exp 1/14	27,594	57,000
300	Strike @ $43 Exp 1/14	45,988	74,700
400	Strike @ $43 Exp 3/14	139,182	123,000
200	Strike @ $44 Exp 3/14	70,591	54,300
50	Strike @ $46 Exp 3/14	14,182	10,325

	Staples
600	Strike @ $15 Exp 1/14	29,134	150,000
3,000	Strike @ $17 Exp 1/14	144,776	390,000
500	Strike @ $20 Exp 1/14	7,000	15,000
900	Strike @ $17 Exp 3/14	112,170	135,000

	SunTrust Banks
500	Strike @ $30 Exp 1/14	72,479	275,000

	Transocean
50	Strike @ $62.50 Exp 1/14	5,398	725

	Wells Fargo
300	Strike @ $36 Exp 10/13	47,399	228,000

	Xerox
4,194	Strike @ $10 Exp 1/14	147,152	222,282
150	Strike @ $9 Exp 1/14	7,194	15,900
	Total Written Call Options	$4,308,164	$7,504,408

See accompanying Notes to Schedule of Investments.

43

Aston Funds

ASTON/River Road Long-Short Fund	July 31, 2013
Schedule of Investments (unaudited)

% of Total Net Assets

The chart represents total investments in the Fund. Exchange Traded Funds and Utilities are negative 2.64% and 1.62% respectively and cannot be represented in the pie chart format.

Shares			Market Value

COMMON STOCKS – 71.13%
		Consumer Discretionary – 24.40%
	74,403	Aaron’s	$2,132,390
	126,035	Ascena Retail Group *	2,406,008
	39,556	Bob Evans Farms (a)	2,010,236
	46,465	Coach (a)	2,468,685
	57,503	DIRECTV * (a)	3,638,215
	85,610	General Motors * (a)	3,070,831
	142,975	Regis (a)	2,483,476
	47,890	Thomson Reuters (a)	1,629,697
	54,353	Tribune *	3,435,110
	28,085	Viacom, Class B (a)	2,043,745
			25,318,393

		Consumer Staples – 2.86%
	59,230	Molson Coors Brewing, Class B (a)	2,965,054

		Energy – 6.40%
	134,778	Cloud Peak Energy * (a)	2,160,491
	35,763	Devon Energy (a)	1,967,323
	28,246	Occidental Petroleum (a)	2,515,306
			6,643,120

		Financials – 5.32%
	77,784	Loews	3,543,061
	3,306	White Mountains Insurance Group (a)	1,976,988
			5,520,049

		Healthcare – 1.47%
	23,297	Express Scripts * (a)	1,527,118

		Industrials – 13.29%
	96,312	ADT (a)	3,860,185
	34,379	Cubic (a)	1,737,858
	69,279	Expeditors International of Washington (a)	2,793,329
	29,890	FedEx (a)	3,168,340
	45,039	Joy Global (a)	2,229,431
			13,789,143

		Information Technology – 9.75%
	5,525	Apple	2,500,063
	61,335	Global Payments (a)	2,840,424
	34,890	MICROS Systems * (a)	1,700,190
	95,126	Oracle (a)	3,077,326
			10,118,003

		Telecommunication Services – 5.39%
	77,693	Rogers Communications, Class B (Canada)	3,103,058
	83,051	Vodafone Group, SP ADR (United Kingdom) (a)	2,487,377
			5,590,435

		Utilities – 2.25%
	36,091	National Fuel Gas (a)	2,339,780
		Total Common Stocks (Cost $72,351,175)	73,811,095

INVESTMENT COMPANY – 31.57%
	32,764,700	BlackRock Liquidity Funds TempCash Portfolio	32,764,700
		Total Investment Company (Cost $32,764,700)	32,764,700
Total Investments – 102.70% (Cost $105,115,875)**			106,575,795

$18,492,556 in cash and $33,004,400 in securities was segregated or on deposit with a prime broker to cover short sales as of July 31, 2013 and are included in “Net Other Assets and Liabilities”.

SHORT SALES – (20.27)%
	Consumer Discretionary – (5.01)%
(14,649)	BJ’s Restaurants *	(522,090)
(18,499)	Brown Shoe	(439,721)
(34,959)	Finish Line, Class A	(778,187)
(12,243)	Five Below *	(475,763)
(15,329)	Gannett	(394,875)
(8,474)	Leggett & Platt	(266,168)
(4,920)	Life Time Fitness *	(262,187)
(41,851)	LifeLock *	(475,846)
(29,047)	Royal Caribbean Cruises	(1,106,400)
(14,374)	Toll Brothers *	(472,473)
		(5,193,710)

	Consumer Staples – (1.26)%
(21,401)	Fairway Group Holdings *	(536,523)
(27,471)	Fresh Del Monte Produce	(771,660)
		(1,308,183)

See accompanying Notes to Schedule of Investments.

44

Aston Funds

ASTON/River Road Long-Short Fund	July 31, 2013
Schedule of Investments (unaudited) – continued

Shares			Market Value

		Exchange Traded Funds – (2.64)%
	(42,706)	United States Natural Gas Fund LP *	$(777,676)
	(52,455)	United States Oil Fund LP *	(1,959,719)
			(2,737,395)

		Financials – (3.04)%
	(13,776)	Amtrust Financial Services	(573,495)
	(35,193)	Mercury General	(1,555,531)
	(12,228)	Toronto-Dominion Bank (Canada)	(1,029,353)
			(3,158,379)

		Healthcare – (0.59)%
	(26,320)	Masimo *	(612,993)
			(612,993)

		Industrials – (2.31)%
	(76,090)	ACCO Brands *	(502,955)
	(49,358)	InnerWorkings *	(576,502)
	(23,435)	Simpson Manufacturing	(773,824)
	(21,592)	USG *	(542,607)
			(2,395,888)

		Information Technology – (0.78)%
	(40,339)	RealPage *	(813,234)
			(813,234)

		Telecommunication Services – (0.77)%
	(45,751)	Consolidated Communications Holdings	(800,185)

		Utilities – (3.87)%
	(14,992)	DTE Energy	(1,059,935)
	(30,984)	Otter Tail	(947,801)
	(15,917)	South Jersey Industries	(972,529)
	(25,211)	UIL Holdings	(1,029,617)
			(4,009,882)
		Total Short Sales – (20.27)% (Proceeds $(20,404,749))	(21,029,849)
Net Other Assets and Liabilities – 17.57%			18,226,833
Net Assets – 100.00%			$103,772,779

*	Non-income producing security.
**	At July 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$2,017,730
Gross unrealized depreciation	(557,810)
Net unrealized appreciation	$1,459,920

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

LP	Limited Partnership
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

45

Aston Funds

ASTON/Barings International Fund	July 31, 2013
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 99.58%
	China – 0.69%
90,600	China Pacific Insurance Group	$303,144

	Denmark – 1.22%
3,167	Novo Nordisk, Class B	535,721

	France – 8.74%
4,748	Air Liquide	630,262
5,622	Sanofi	599,611
19,777	Scor Se	632,107
20,073	SES	590,162
45,988	Suez Environnement	651,876
14,044	Total	749,208
		3,853,226
	Germany – 9.66%
6,126	Adidas	682,949
7,362	Bayer	855,511
11,143	Deutsche Boerse	788,347
5,086	Fresenius	641,975
3,818	Muenchener Rueckversicherungs-Gesellschaft	757,830
7,216	SAP	530,775
		4,257,387
	Hong Kong – 1.01%
94,200	AIA Group	446,368

	Israel – 1.80%
39,390	Israel Chemicals	314,762
12,047	Teva Pharmaceutical Industries, SP ADR	478,266
		793,028
	Japan – 25.87%
10,100	Astellas Pharma	541,569
15,300	Denso	696,946
7,300	East Japan Railway	588,265
3,800	FANUC	576,734
40,000	Hitachi Metals	481,667
90,000	Isuzu Motors	640,690
22,800	Japan Tobacco	797,569
12,200	KDDI	674,109
790	KEYENCE	258,196
24,900	Komatsu	556,442
7,500	Kyocera	762,180
25,100	Mitsubishi	458,624
58,000	Mitsubishi Electric	564,539
95,200	Mitsubishi UFJ Financial Group	584,365
60,000	Rakuten	810,745
112,000	Sumitomo Mitsui Trust Holdings	517,046
10,600	Takeda Pharmaceutical	473,649
20,000	Tokio Marine Holdings	640,384
12,700	Toyota Motor	774,374
		11,398,093
	Mexico – 0.73%
20,424	Fresnillo	319,713

	Netherlands – 3.22%
7,751	ASML Holding NV	697,062
21,211	Royal Dutch Shell, Class A	722,243
		1,419,305
	Norway – 2.10%
22,725	Subsea 7	431,146
11,047	Yara International	496,035
		927,181
	Russia – 2.14%
22,026	Mobile TeleSystems, SP ADR	429,287
44,549	Sberbank of Russia, ADR	513,650
		942,937
	Singapore – 3.40%
38,000	DBS Group Holdings	499,351
1,078,000	Golden Agri-Resources	445,332
67,700	Keppel	551,359
		1,496,042
	South Korea – 1.00%
388	Samsung Electronics	442,077
	Sweden – 1.18%
30,445	Elekta AB, B Shares	519,860
	Switzerland – 9.91%
23,822	Credit Suisse Group	699,905
20,204	Julius Baer Group	917,798
2,991	Roche Holding	736,883
1,393	Syngenta	552,865
33,049	UBS	651,017
3,002	Zurich Financial Services	808,037
		4,366,505

See accompanying Notes to Schedule of Investments.

46

Aston Funds

ASTON/Barings International Fund	July 31, 2013
Schedule of Investments (unaudited) – continued

Shares		Market Value

	Taiwan – 1.18%
30,700	Taiwan Semiconductor Manufacturing, SP ADR	$521,286

	United Kingdom – 25.73%
34,133	Admiral Group	728,510
25,401	BG Group	458,482
12,821	British American Tobacco	683,813
139,571	BT Group	723,387
32,787	Experian	614,990
109,436	GKN	582,849
27,964	GlaxoSmithKline	716,382
110,473	ICAP	683,661
12,973	Imperial Tobacco Group	435,361
47,363	Prudential	840,840
2,617	Randgold Resources	189,900
8,063	Reckitt Benckiser Group	573,922
140,456	Resolution	691,864
38,635	Rolls-Royce Holdings	690,593
14,701	SABMiller	720,234
23,856	Standard Chartered	553,259
28,755	Tullow Oil	454,061
55,422	WPP	998,245
		11,340,353
	Total Common Stocks (Cost $39,361,774)	43,882,226

INVESTMENT COMPANY – 1.76%
776,013	BlackRock Liquidity Funds TempCash Portfolio	776,013
	Total Investment Company (Cost $776,013)	776,013
Total Investments – 101.34% (Cost $40,137,787)**		44,658,239
Net Other Assets and Liabilities – (1.34)%		(591,793)
Net Assets – 100.00%		$44,066,446

*	Non-income producing security.
**	At July 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$5,875,314
Gross unrealized depreciation	(1,354,862)
Net unrealized appreciation	$4,520,452

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

47

Aston Funds

ASTON/LMCG Emerging Markets Fund	July 31, 2013
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 91.20%
	Bermuda – 0.69%
2,550	VimpelCom, SP ADR	$25,525

	Brazil – 8.42%
3,413	Banco Bradesco, ADR	41,707
4,000	Braskem, Preference A *	30,631
509	Cia Brasileira de Distribuicao Grupo Pao de Acucar, SP ADR	22,706
3,018	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	31,085
3,900	Cyrela Brazil Realty SA Empreendimentos e Participacoes	27,745
2,000	Grupo BTG Pactual	24,389
4,500	Hypermarcas	32,823
9,600	JBS	27,268
10,100	Suzano Papel e Celulose, Preference A	34,532
3,087	Vale, SP ADR	38,001
		310,887

	Chile – 0.61%
1,493	Enersis, SP ADR	22,694

	China – 8.89%
143,000	Bank of China, Class H	59,924
30,000	China Communications Construction, Class H	22,938
40,000	China Communications Services, Class H	25,994
51,000	China Construction Bank, Class H	38,074
30,500	China Minsheng Banking, Class H	30,832
20,000	CNOOC	36,103
30,000	Huaneng Power International, Class H	31,332
57,000	Industrial and Commercial Bank of China, Class H	37,483
2,061	WuXi PharmaTech Cayman, ADR *	45,754
		328,434
	Hong Kong – 3.95%
6,000	China Mobile	63,825
69,000	China Power International Development	29,004
20,000	COSCO Pacific	28,109
60,000	Geely Automobile Holdings	25,066
		146,004

	Hungary – 0.85%
417	MOL Hungarian Oil and Gas	31,321

	India – 1.98%
967	ICICI Bank, SP ADR	31,698
2,161	Sterlite Industries India, ADR	10,870
1,264	Tata Motors, SP ADR	30,387
		72,955

	Indonesia – 3.03%
41,500	Bank Mandiri Persero	35,938
35,000	Indofood CBP Sukses Makmur	38,142
32,500	Telekomunikasi Indonesia Persero	37,631
		111,711

	Malaysia – 3.66%
12,500	AMMB Holdings	30,171
19,800	IOI	33,325
39,600	Malaysia Building Society	37,842
12,400	Tenaga Nasional	33,982
		135,320

	Mexico – 3.12%
5,100	Fomento Economico Mexicano	50,785
6,100	Grupo Aeroportuario del Pacifico	31,845
10,000	Grupo Comercial Chedraui	32,428
		115,058

	Philippines – 1.09%
66,500	Alliance Global Group *	40,194

	Poland – 1.47%
613	KGHM Polska Miedz	21,289
2,413	Polski Koncern Naftowy Orlen	32,803
		54,092

	Russia – 5.26%
6,858	Gazprom, SP ADR *	53,287
593	Lukoil, SP ADR	35,260
4,761	Sberbank, SP ADR	55,180
1,664	Severstal, GDR	12,538
1,031	Tatneft, SP ADR *	37,972
		194,237

See accompanying Notes to Schedule of Investments.

48

Aston Funds

ASTON/LMCG Emerging Markets Fund	July 31, 2013
Schedule of Investments (unaudited) – continued

Shares		Market Value

	South Africa – 9.73%
5,507	African Bank Investments	$8,122
2,209	African Rainbow Minerals	36,386
1,755	Imperial Holdings	36,630
2,485	Liberty Holdings	30,881
5,023	Mediclinic International	35,126
2,222	Mondi	32,782
3,357	MTN Group	63,036
15,743	Netcare	37,341
581	Sasol	26,768
8,825	Steinhoff International Holdings *	23,437
2,447	Vodacom Group	28,948
		359,457

	South Korea – 16.58%
97	CJ CheilJedang	24,478
930	Hanwha	25,456
184	Hyundai Mobis	44,877
295	Hyundai Motor	61,052
116	KCC	36,036
405	KT&G	27,290
1,310	LG Display *	32,475
521	LG Electronics	33,808
3,720	LG Uplus *	45,365
104	Lotte Shopping	32,540
930	Samsung Card	31,250
136	Samsung Electronics	154,955
142	SK Holdings	22,309
1,670	SK Hynix *	40,433
		612,324

	Taiwan – 10.36%
20,000	Chipbond Technology	44,153
10,000	Chong Hong Construction	41,519
51,000	King Yuan Electronics	34,015
20,000	Pegatron *	29,547
5,000	President Chain Store	37,267
20,000	Taiwan Semiconductor Manufacturing	68,364
29,000	Uni-President Enterprises	59,187
73,000	United Microelectronics	32,500
36,000	Vanguard International Semiconductor	36,016
		382,568

	Thailand – 5.50%
34,500	Bangchak Petroleum	38,027
4,700	Kasikornbank	27,404
5,600	PTT Exploration & Production	27,911
14,500	PTT Global Chemical	30,575
260,700	Quality Houses	22,655
6,500	Siam Commercial Bank Public, Foreign Registered	32,915
32,600	Thai Airways International	23,643
		203,130

	Turkey – 4.90%
19,445	Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	26,818
5,374	Tav Havalimanlari Holding	33,727
14,488	Turk Hava Yollari	61,065
5,310	Turkcell Iletisim Hizmetleri *	30,994
10,657	Turkiye Is Bankasi	28,295
		180,899

	United Kingdom – 1.11%
840	SABMiller	41,040
	Total Common Stocks (Cost $3,616,641)	3,367,850

EXCHANGE TRADED FUNDS – 8.65%
	United States – 8.65%
4,000	iShares MSCI Emerging Markets Index Fund	155,880
3,147	iPath MSCI India Index Fund *	163,487
	Total Exchange Traded Funds (Cost $348,260)	319,367

INVESTMENT COMPANY – 1.34%
49,280	BlackRock Liquidity Funds TempCash Portfolio	49,281

	Total Investment Company (Cost $49,281)	49,281

Total Investments – 101.19% (Cost $4,014,182)**		3,736,498
Net Other Assets and Liabilities – (1.19)%		(43,855)
Net Assets – 100.00%		$3,692,643

*	Non-income producing security.
**	At July 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$84,033
Gross unrealized depreciation	(361,717)
Net unrealized depreciation	$(277,684)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

49

Aston Funds

ASTON/Harrison Street Real Estate Fund	July 31, 2013
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 100.12%
	Diversified – 28.57%
16,170	American Tower	$1,144,674
12,275	Digital Realty Trust	678,685
9,075	Rayonier	530,343
31,665	Spirit Realty Capital	289,101
6,435	Vornado Realty Trust	545,752
28,350	Weyerhaeuser	805,140
		3,993,695

	Healthcare – 13.66%
18,400	Healthcare Realty Trust	473,064
14,300	Sabra Health Care	375,232
16,130	Ventas	1,060,386
		1,908,682

	Hotels – 6.20%
10,260	Chesapeake Lodging Trust	235,057
15,200	LaSalle Hotel Properties	409,488
3,350	Starwood Hotels & Resorts Worldwide	221,603
		866,148

	Industrial – 5.07%
11,965	Iron Mountain	332,627
18,150	STAG Industrial	376,250
		708,877

	Office Properties – 7.36%
18,470	BioMed Realty Trust	381,590
23,700	Brandywine Realty Trust	330,378
12,550	Government Properties Income Trust, REIT	317,139
		1,029,107
	Residential – 14.32%
8,900	Camden Property Trust	627,806
23,100	Education Realty Trust	217,833
3,735	Essex Property Trust	602,418
22,105	UDR	553,509
		2,001,566

	Retail – 21.57%
13,050	CBL & Associates Properties	297,148
4,435	Federal Realty Investment Trust	467,139
23,100	General Growth Properties	479,094
16,325	Ramco-Gershenson Properties Trust	252,874
21,450	Retail Opportunity Investments	293,865
7,654	Simon Property Group	1,225,099
		3,015,219

	Storage – 3.37%
11,200	Extra Space Storage	470,960
	Total Common Stocks (Cost $14,065,539)	13,994,254

INVESTMENT COMPANY – 1.29%
180,304	BlackRock Liquidity Funds TempCash Portfolio	180,304
	Total Investment Company (Cost $180,304)	180,304

Total Investments – 101.41% (Cost $14,245,843)**		14,174,558
Net Other Assets and Liabilities – (1.41)%		(197,668)
Net Assets – 100.00%		$13,976,890

**	At July 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$344,327
Gross unrealized depreciation	(415,612)
Net unrealized depreciation	$(71,285)

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

50

Aston Funds

ASTON/Montag & Caldwell Balanced Fund	July 31, 2013
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 60.72%
	Consumer Discretionary – 8.42%
5,175	Bed Bath & Beyond *	$395,732
9,864	Johnson Controls	396,631
7,400	NIKE, Class B	465,608
6,000	Starbucks	427,440
7,250	TJX	377,290
		2,062,701

	Consumer Staples – 15.98%
14,600	Coca-Cola	585,168
7,800	Colgate-Palmolive	466,986
2,300	Costco Wholesale	269,767
6,200	Estee Lauder, Class A	407,030
15,750	Mondelez International, Class A	492,503
5,220	PepsiCo	436,079
5,400	Philip Morris International	481,572
5,950	Procter & Gamble	477,785
7,400	Unilever (Netherlands)	296,074
		3,912,964

	Energy – 2.87%
4,500	Cameron International *	266,850
4,900	Occidental Petroleum	436,345
		703,195

	Financials – 4.63%
3,700	American Express	272,949
4,800	State Street	334,416
12,100	Wells Fargo	526,350
		1,133,715

	Healthcare – 11.82%
17,150	Abbott Laboratories	628,204
5,450	Allergan	496,604
5,650	AmerisourceBergen	329,226
2,230	Biogen Idec *	486,430
11,200	Sanofi, ADR (France)	576,576
5,350	Stryker	376,961
		2,894,001

	Industrials – 3.92%
18,700	General Electric	455,719
5,800	United Parcel Service, Class B	503,440
		959,159

	Information Technology – 10.64%
2,850	Accenture, Class A (Ireland)	210,359
8,100	eBay *	418,689
11,100	EMC	290,265
665	Google, Class A *	590,254
15,800	Juniper Networks *	342,386
4,800	QUALCOMM	309,840
2,500	Visa, Class A	442,525
		2,604,318

	Materials – 2.44%
6,050	Monsanto	597,619

	Total Common Stocks (Cost $12,106,038)	14,867,672

Par Value

CORPORATE NOTES AND BONDS – 21.21%
	Consumer Staples – 4.38%
$300,000	Coca-Cola Senior Unsecured Notes 5.350%, 11/15/17	345,838
325,000	PepsiCo Senior Unsecured Notes 5.000%, 06/01/18	369,495
350,000	Wal-Mart Stores Senior Unsecured Notes 3.200%, 05/15/14	357,773
		1,073,106

	Energy – 0.40%
95,000	ConocoPhillips 4.750%, 02/01/14	96,974

	Financials – 5.65%
300,000	General Electric Capital Senior Unsecured Notes, MTN 4.375%, 09/16/20	319,763
350,000	JPMorgan Chase Senior Unsecured Notes 4.350%, 08/15/21	369,234
350,000	U.S. Bancorp Subordinated Notes, MTN 2.950%, 07/15/22	332,809
350,000	Wells Fargo Senior Unsecured Notes, MTN, Series 1 3.750%, 10/01/14	362,477
		1,384,283

See accompanying Notes to Schedule of Investments.

51

Aston Funds

ASTON/Montag & Caldwell Balanced Fund	July 31, 2013
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Healthcare – 2.85%
$250,000	Johnson & Johnson Senior Unsecured Notes 5.950%, 08/15/37	$308,910
375,000	Medtronic Senior Unsecured Notes 3.000%, 03/15/15	389,421
		698,331

	Industrials – 2.77%
375,000	United Parcel Service Senior Unsecured Notes 3.125%, 01/15/21	380,435
300,000	United Technologies Senior Unsecured Notes 3.100%, 06/01/22	298,228
		678,663

	Information Technology – 3.80%
300,000	Cisco Systems Senior Unsecured Notes 5.500%, 02/22/16	335,740
300,000	Google Senior Unsecured Notes 3.625%, 05/19/21	314,909
300,000	Oracle Senior Unsecured Notes 2.500%, 10/15/22	279,800
		930,449

	Telecommunication Services – 1.36%
300,000	Verizon Communications Senior Unsecured Notes 5.550%, 02/15/16	332,650
	Total Corporate Notes and Bonds (Cost $5,133,779)	5,194,456

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 13.88%
	Fannie Mae – 0.19%
12,542	7.500%, 02/01/35, Pool # 787557	14,580
3,000	7.500%, 04/01/35, Pool # 819231	3,228
26,652	6.000%, 11/01/35, Pool # 844078	29,290
		47,098

	Freddie Mac – 1.58%
14,019	5.500%, 12/01/20, Gold Pool # G11820	15,217
375,000	1.000%, 09/29/17	370,920
		386,137

	Government National Mortgage Association – 0.06%
13,924	5.500%, 02/15/39, Pool # 698060	15,170

	U.S. Treasury Bonds – 3.75%
300,000	5.375%, 02/15/31	384,023
400,000	3.500%, 02/15/39	396,781
150,000	3.125%, 11/15/41	137,086
		917,890

	U.S. Treasury Notes – 8.30%
275,000	0.250%, 02/15/15	275,086
325,000	4.000%, 02/15/15	343,827
300,000	4.500%, 02/15/16	330,539
325,000	2.625%, 04/30/16	343,599
325,000	4.625%, 02/15/17	367,910
375,000	2.125%, 08/15/21	371,631
		2,032,592
	Total U.S. Government and Agency Obligations (Cost $3,374,538)	3,398,887

Shares

INVESTMENT COMPANY – 3.60%
881,754	BlackRock Liquidity Funds TempCash Portfolio	881,754

Total Investment Company (Cost $881,754)		881,754
Total Investments – 99.41% (Cost $21,496,109)**		24,342,769
Net Other Assets and Liabilities – 0.59%		143,452
Net Assets – 100.00%		$24,486,221

*	Non-income producing security.
**	At July 31, 2013, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$2,997,262
	Gross unrealized depreciation	(150,602)
	Net unrealized appreciation	$2,846,660

ADR	American Depositary Receipt
MTN	Medium Term Note

Portfolio Composition
Common Stocks	61%
Investment Company	4%
U.S. Government and Agency Obligations	14%
Corporate Notes and Bonds
(Moody’s Ratings)
Aaa	1%
Aa	6%
A	14%
100%

See accompanying Notes to Schedule of Investments.

52

Aston Funds

Notes to Schedule of Investments (unaudited)	July 31, 2013

Note (1) Security Valuation: Equity securities, closed-end funds, exchange-traded funds, index options traded on a national securities exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price (“NOCP”), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices may be used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by an independent pricing service when such prices are believed by the Adviser to reflect the current market value of such securities, in accordance with guidelines adopted by the Board of Trustees. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. If accurate market quotations are not available, securities are valued at fair values in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with maturities of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost. Investments in money market funds and other mutual funds are valued at the underlying fund’s net asset value (“NAV”) at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair value procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain market events occur.

Certain Funds invest in securities of other investment companies, including exchange traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risk of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate shares of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their shares of the Fund’s fees and expenses.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

● Level 1 –	unadjusted quoted prices in active markets for identical assets or liabilities
● Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the market value at the end of the period. The summary of each Fund’s investments that are measured at fair value by Level within the fair value hierarchy as of July 31, 2013 is as follows:

Funds	Total Value at 07/31/13	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Montag & Caldwell Growth Fund
Assets
Investments in Securities*	$5,072,142,102	$5,072,142,102	$—	$—

TAMRO Diversified Equity Fund
Assets
Investments in Securities*	$54,348,181	$54,348,181	$—	$—

Herndon Large Cap Value Fund
Assets
Investments in Securities*	$105,891,965	$105,891,965	$—	$—

Cornerstone Large Cap Value Fund
Assets
Investments in Securities*	$51,767,290	$51,767,290	$—	$—

River Road Dividend All Cap Value Fund
Assets
Investments in Securities*	$1,159,957,931	$1,159,957,931	$—	$—

53

Aston Funds

Notes to Schedule of Investments (unaudited) – continued	July 31, 2013

Funds	Total Value at 07/31/13	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

River Road Dividend All Cap Value Fund II
Assets
Investments in Securities*	$71,134,516	$71,134,516	$—	$—

Fairpointe Mid Cap Fund
Assets
Investments in Securities*	$4,587,144,397	$4,587,144,397	$—	$—

Montag & Caldwell Mid Cap Growth Fund
Assets
Investments in Securities*	$14,821,732	$14,821,732	$—	$—

LMCG Small Cap Growth Fund
Assets
Investment in Securities*	$38,724,754	$38,724,754	$—	$—

Silvercrest Small Cap Fund
Assets
Investments in Securities*	$29,921,789	$29,921,789	$—	$—

TAMRO Small Cap Fund
Assets
Investments in Securities*	$1,256,871,364	$1,256,871,364	$—	$—

River Road Select Value Fund
Assets
Investments in Securities*	$207,369,131	$207,369,131	$—	$—

River Road Small Cap Value Fund
Assets
Common Stocks
Consumer Discretionary	$73,451,829	$67,240,770	$6,211,059	$—
Consumer Staples	18,708,020	12,487,887	6,220,133	—
Energy	24,270,399	24,270,399	—	—
Financials	46,336,545	46,336,545	—	—
Healthcare	37,421,231	37,421,231	—	—
Industrials	51,777,882	51,777,882	—	—
Information Technology	43,661,558	40,193,062	3,468,496	—
Materials	11,553,306	11,553,306	—	—
Telecommunication Services	8,315,007	8,315,007	—	—
Utilities	935,350	935,350	—	—
Total Common Stocks	316,431,127	300,531,439	15,899,688	—
Investment Company*	30,543,514	30,543,514	—	—
Total	$346,974,641	$331,074,953	$15,899,688	$—

River Road Independent Value Fund
Assets
Common Stocks
Consumer Discretionary	$32,126,837	$32,126,837	$—	$—
Consumer Staples	15,340,824	15,340,824	—	—
Energy	51,215,232	51,215,232	—	—
Financials	5,431,078	—	5,431,078	—
Health Care	7,741,721	7,741,721	—	—
Industrials	30,773,499	7,091,328	23,682,171	—
Information Technology	65,387,296	26,882,783	38,504,513	—
Materials	57,311,822	57,311,822	—	—
Utilities	3,040,944	—	3,040,944	—
Total Common Stocks	268,369,253	197,710,547	70,658,706	—
Investment Company*	439,280,887	439,280,887	—	—
Total	$707,650,140	$636,991,434	$70,658,706	$—

54

Aston Funds

Notes to Schedule of Investments (unaudited) – continued	July 31, 2013

Funds	Total Value at 07/31/13	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
DoubleLine Core Plus Fixed Income Fund
Assets
Corporate Notes and Bonds	$84,940,130	$—	$84,940,130	$—
Collateralized Mortgage-Backed Securities	38,933,610	—	38,933,610	—
U.S. Government Obligations	25,643,078	—	25,643,078	—
Agency Collateralized Mortgage Obligations	22,450,083	—	22,450,083	—
U.S. Government Mortgage-Backed Securities	18,057,971	—	18,057,971	—
Asset-Backed Securities	8,018,911	—	8,018,911	—
Foreign Government Bonds	1,487,712	—	1,487,712	—
Investment Companies	5,557,267	5,557,267	—	—
Total	$205,088,762	$5,557,267	$199,531,495	$—

TCH Fixed Income Fund
Assets
Corporate Notes and Bonds	$40,223,163	$—	$40,223,163	$—
U.S. Government and Agency Obligations	16,577,459	—	16,577,459	—
Asset-Backed Securities	941,252	—	941,252	—
Commercial Mortgage-Backed Securities	801,892	—	801,892	—
Foreign Government Bonds	710,750	—	710,750	—
Investment Company*	811,285	811,285	—	—
Total	$60,065,801	$811,285	$59,254,516	$—

Lake Partners LASSO Alternative Fund
Assets
Investments in Securities*	$430,242,879	$430,242,879	$—	$—

Anchor Capital Enhanced Equity Fund
Assets
Common Stocks*	$149,008,322	$149,008,322	$—	$—
Derivatives
Equity Contracts	106,200	106,200	—	—
Investment Company*	10,491,975	10,491,975	—	—
Total Assets	159,606,497	159,606,497	—	—
Liabilities
Derivatives
Equity Covered Call Contracts	(7,504,408)	(7,504,408)	—	—
Total Liabilities	(7,504,408)	(7,504,408)	—	—
Total	$152,102,089	$152,102,089	$—	$—

River Road Long-Short Fund
Assets
Investments in Securities*	$106,575,795	$106,575,795	$—	$—
Total Assets	106,575,795	106,575,795	—	—
Liabilities
Short Sales*	(21,029,849)	(21,029,849)	—	—
Total Liabilities	(21,029,849)	(21,029,849)	—	—
Total	$85,545,946	$85,545,946	$—	$—

Barings International Fund
Assets
Investments in Securities*	$44,658,239	$44,658,239	$—	$—

LMCG Emerging Markets Fund
Assets
Investments in Securities*	$3,736,498	$3,736,498	$—	$—

Harrison Street Real Estate Fund
Assets
Investments in Securities*	$14,174,558	$14,174,558	$—	$—

55

Aston Funds

Notes to Schedule of Investments (unaudited) – continued	July 31, 2013

Funds	Total Value at 07/31/13	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Montag & Caldwell Balanced Fund
Assets
Common Stocks*	$14,867,672	$14,867,672	$—	$—
Corporate Notes and Bonds	5,194,456	—	5,194,456	—
U.S. Government and Agency Obligations	3,398,887	—	3,398,887	—
Investment Company*	881,754	881,754	—	—
Total	$24,342,769	$15,749,426	$8,593,343	$—

* All Common Stocks, Short Sales and Investment Companies are Level 1. Please refer to the Schedule of Investments for industry, sector or country breakout.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair values of investments that do not have a readily available market values, the fair values of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize upon the disposition of such investments. Further, such investments may be subject to legal and other restrictions on resale or they may be otherwise less liquid than publicly-traded securities.

Barings International Fund and LMCG Emerging Markets Fund may utilize an external pricing service to fair value certain foreign securities if certain market events occur. Such fair valuations are categorized as Level 2 in the hierarchy. Because such market events were not deemed to have occurred at July 31, 2013, Barings International Fund and LMCG Emerging Markets Fund did not utilize the external pricing service model adjustments.

Certain securities that were held at July 31, 2013 and since the beginning of the nine-month period in the TAMRO Small Cap Fund, River Road Small Cap Value Fund and the River Road Independent Value Fund had changes in liquidity assessments which resulted in a transfer between levels.

Funds	Transfer from Level 1 to Level 2	Transfer from Level 2 to Level 1

TAMRO Small Cap Fund	$—	$15,940,866
River Road Small Cap Value Fund	9,688,629	3,212,945
River Road Independent Value Fund	67,617,762	—

Level 3 holdings were valued using internal valuation techniques which took into consideration factors including previous experience with similar securities of the same issuer, conversion ratio and security terms. At July 31, 2013, there were no Level 3 securities.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of July 31, 2013:

Barings International Fund	Common Stocks

Fair Value, beginning of period	$7,049
Sales	(7,005)
Net realized gains	3
Change in net unrealized appreciation (deprecation)	(47)
Fair Value, end of period	$—

Note (2) Disclosures about Derivative Instruments: The following is a table summarizing the fair value of derivatives held at July 31, 2013 by primary risk exposure

	Asset Derivative Investments Value	Liability Derivative Investments Value
	Equity Contracts	Equity Contracts

Anchor Capital Enhanced Equity Fund	$106,200	$7,504,408

Note (3) When Issued/Delayed Delivery Securities: Each Fund may purchase and sell securities on a “when issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of any security so purchased is subject to market fluctuations during the applicable period. The Funds segregate assets having an aggregate value at least equal to the amount of when issued or delayed delivery purchase commitments until payment is made. During the nine-month period ended July 31, 2013, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund owned delayed delivery securities.

Note (4) Mortgage-Backed Securities: M&C Balanced Fund, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund may invest in mortgage-backed securities (“MBS”). These securities represent interests in pools of mortgage loans and they provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on MBS issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those

56

Aston Funds

Notes to Schedule of Investments (unaudited) – continued	July 31, 2013

issued by the Federal Home Loan Banks, Fannie Mae (formerly known as the Federal National Mortgage Association) and Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation) are supported only by the credit of the issuer. MBS issued by private issuers are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government-backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. M&C Balanced Fund, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund may also invest in collateralized mortgage obligations (“CMOs”), collateralized debt obligations (“CLOs”) and real estate mortgage investment conduits (“REMICs”). A CMO is a bond that is collateralized by a pool of MBS, a CLO is a bond that is collateralized by a financial institution’s receivables from loans and a REMIC is similar in form to a CMO. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

Note (5) Securities Sold Short: The River Road Long-Short Fund utilizes short sales as part of its overall portfolio management strategy. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund making a short sale must segregate liquid assets, or otherwise cover its position in a permissible manner. The Subadviser determines the liquidity of the assets, in accordance with procedures established by the Board of Trustees.

Note (6) Options Contracts: In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk. Certain Funds may write and/or purchase call and put options on securities for hedging purposes, to seek capital appreciation, to mitigate risk and/or to increase exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund’s net assets as a liability or an investment and subsequently adjusted to the current market value based on the quoted daily settlement price of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. If the Fund writes a covered call option, the Fund forgoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option, it accepts the risk of a decline in the market value of the underlying security below the exercise price. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid. Options were traded during the period in the Anchor Capital Enhanced Equity Fund. See the Schedule of Investments for open options contracts held by Anchor Capital Enhanced Equity Fund at July 31, 2013. For the nine months ended July 31, 2013, the average* volume of derivative activities are as follows:

	Purchased Options (Cost)	Written Options (Premiums Received)
Anchor Capital Enhanced Equity Fund	$1,452,332	$4,104,366
* estimate based on quarter-end holdings

Note (7) Forward Foreign Currency Contracts: In the normal course of pursuing their investment objectives, certain Funds are subject to foreign investment and currency risk. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve a Fund’s investment goal. These contracts are marked-to-market daily at the applicable exchange rates. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. During the nine months ended July 31, 2013, the Funds did not enter into any forward foreign currency contracts.

57

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aston Funds

By (Signature and Title)* /s/ Stuart D. Bilton
Stuart D. Bilton, Chief Executive Officer
(principal executive officer)

Date 9/26/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Stuart D. Bilton
Stuart D. Bilton, Chief Executive Officer
(principal executive officer)

Date 9/26/13

By (Signature and Title)* /s/ Laura M. Curylo
Laura M. Curylo, Treasurer and Chief Financial Officer
(principal financial officer)

Date 9/26/13

* Print the name and title of each signing officer under his or her signature.